UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact Name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

ANNUAL REPORT

December 31, 2013

• JNL ® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Elite Access®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Investor VUL (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

JNL Series Trust and JNL Variable Fund LLC

December 31, 2013

President’s Letter

Dear Fellow Investor,

Enclosed is the annual report for the JNL Series Trust and JNL Variable Fund LLC for the year ended December 31, 2013, together with Management’s Discussion of Fund Performance for each of the Funds.

Throughout 2013, U.S. equity markets favored the opportunistic investor. Investors remained confident through 2013 due to a modestly improving economy, and ongoing stimulus from the U.S. Federal Reserve (“Fed”). The unemployment rate decreased from 7.9% at the start of the year to 6.7% by year end, with an average of 182,000 jobs added each month. The U.S. gross domestic product grew at a 4.1% annual rate in the third quarter, compared to 3.1% growth in the same period last year. The housing market also continued to show signs of significant recovery during 2013 with increased home sales and reductions in foreclosures.

As a result of these positive trends, consumer confidence rose to a 5 1/2 year high with consumers attributing the improvement to more favorable economic conditions, as reported by the U.S. Consumer Confidence Index. The index, which had decreased in November to 72.0, rebounded in December to 78.1 (benchmark 1985 = 100), nearly reaching levels recorded before the 16 day U.S. government shutdown in October.

U.S. equities rallied strongly as 2013 drew to a close, surpassing previous all time highs attained during the first quarter. It maintained this positive trend despite uncertainty due to the government shutdown and potential debt ceiling crisis in October as well as the Fed’s December announcement that it will slowly dial back its unprecedented stimulus program in 2014. The steady increase resulted in the Standard & Poor’s 500® Index (“S&P 500”) posting 45 record closings in 2013 and its best total return (32.39%) since a 33.36% jump in 1997. During the same period, the Dow Jones Industrial Average’s (“DJIA”) total return was 29.65%, its best performance since 1995. The NASDAQ Composite Index (“NASDAQ”) returned a remarkable 40.12%.

In a departure from 2012 trends, international equities lagged at the outset of 2013 with negative returns in both emerging and developed markets. However, improving economic conditions, particularly in Europe and Japan, spurred positive total returns in 2013 for the Morgan Stanley Capital International (“MSCI”) World Index (26.68%) and the MSCI EAFE Index (22.78%). Emerging markets, in contrast, could not overcome the impact of a strengthening U.S. dollar and fears of economic slowdowns in key emerging economies, and finished the year down -2.60%, as measured by the MSCI Emerging Markets Index.

Due to improving economic conditions in the U.S. and concerns over a downshifting of the Fed’s stimulus plan, most U.S. fixed income investments posted losses during 2013. U.S Treasuries delivered a total return of -2.75%, as measured by the Barclays Capital U.S. Treasury Index, and the broader fixed-income markets produced a total return of -2.02%, as measured by the Barclays Capital U.S. Aggregate Bond Index. High yield corporate bonds were the only positive highlight of the fixed income market, with total return gains of 7.44%, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index.

The performance of the alternatives market was varied, with equity based assets and strategies performing stronger than other sectors. Equity based strategies performed well as the Hedge Fund Research, Inc. Equity Hedged (Total) Index increased by 14.44% in 2013. On the other hand, volatile trend patterns negatively impacted the performance of select commodities, currencies and trend following strategies in 2013. Notably, listed private equity yielded some of the best results of any asset class with the S&P Listed Private Equity Index returning 37.19%. Private equity yields were driven by a robust IPO market providing a strong tailwind for company valuations.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

Market Summary: U.S. stocks had their best year since 1997, with the S&P 500 Index rising 32.39%. Improving U.S. economic data, strong earnings and the continuation of accommodative central banks all aided stocks. About 460 stocks in the S&P 500 Index rose for the year, the broadest rally in data going back to 1990. Small cap stocks outperformed both mid cap and large cap stocks, with the Russell 2000 Index rising 38.82%. Growth stocks outperformed value at all capitalization levels. All ten S&P 500 Index economic sectors rose, led by a 43.1% gain in consumer discretionary stocks, followed by health care and industrials. International markets also had strong performance during 2013 as easing of Euro area tensions and central bank stimulus helped the gains. The MSCI EAFE Index gained 26.93% on a local basis and 22.78% in U.S. Dollar terms. Japan (+54.6%) was the best performing market during the year as Prime Minister Shinzo Abe’s aggressive fiscal and monetary stimulus helped drive up equities. The Yen also weakened, helping exporters. Germany rose 25.7% as economic growth surpassed that of other Euro area countries. Low performers included Portugal (+6.2%) and Singapore (+5.1%).

JNL/Mellon Capital DowSM 10 Fund

Portfolio Composition†:

Information Technology	31.8%
Health Care	19.0
Telecommunication Services	17.0
Materials	11.6
Industrials	10.6
Energy	9.3
Investment Companies	0.4
Short Term Investments	0.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Dow 10 Fund outperformed its benchmark by posting a return of 30.52% for Class A shares compared to 29.65% for the Dow Jones Industrial Average.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 10 companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields. The 10 companies are selected annually on the stock selection date which was in April 2013.

Largest contributors to the Fund’s performance: E. I. du Pont de Nemours and Co. (+44.5%) and General Electric Co. (“GE”) (+33.5%) contributed 4.4% and 3.6%, respectively, to the Fund’s return. There were no securities that detracted from the Fund’s return. Health care (+26.7%) and information technology (+17.4%) contributed 7.7% and 5.5%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital Global 15 Fund

Portfolio Composition†:

Financials	36.4%
Information Technology	21.9
Telecommunication Services	8.4
Industrials	7.3
Health Care	6.4
Consumer Staples	5.9
Energy	5.8
Consumer Discretionary	5.7
Investment Companies	2.0
Short Term Investments	0.2

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Global 15 Fund underperformed its benchmark by posting a return of 13.30% for Class A shares compared to 26.68% for the MSCI World IndexSM.

The Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index. The Fund consists of common stocks of the 5 companies with the lowest per share stock price of the 10 companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, which have the highest dividend yields in their respective index. The 15 companies are selected annually on the stock selection date which was in April 2013.

Largest contributors to and detractors from the Fund’s performance: Vodafone Group Plc

(+56.4%), GE (+33.5%) and Pfizer Inc. (“Pfizer”) (+22.1%) contributed 3.9%, 2.3% and 2.0%, respectively, to the Fund’s return while RSA Insurance Group Plc (-25.9%) and Cathay Pacific Airways Ltd. (-11.4%) detracted -1.6% and -0.6%, respectively, from the Fund’s return. The U.S. (+35.2%) and UK (+7.9%) contributed 11.5% and 2.8%, respectively, to the Fund’s return. There were no countries that detracted from the Fund’s return. Telecommunications (+65.3%), information technology (+17.4%) and health care (+23.8%) contributed 5.1%, 3.5% and 3.1%, respectively, to the Fund’s return while consumer discretionary (-4.1%) and energy (-2.0%) detracted -0.3% and -0.2%, respectively, from the Fund’s return.

JNL/Mellon Capital Nasdaq® 25 Fund

Portfolio Composition†:

Information Technology	40.0%
Health Care	27.8
Consumer Discretionary	27.6
Materials	0.7
Investment Companies	3.0
Short Term Investments	0.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Nasdaq 25 Fund outperformed its benchmark by posting a return of 41.10% for Class A shares compared to 36.90% for the Nasdaq 100 Index.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Fund strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq 100 Index. The process begins by determining the 75 stocks with the highest ratio of cash flow per share and from these companies the one year change in cash flow per share is divided by stock price. These 75 stocks are ranked from highest to lowest, and 50 stocks are then selected. Based on prior six month appreciation the top 25 stocks are then selected. The 25 companies are selected annually on the stock selection date which was in January 2013.

Largest contributors to and detractors from the Fund’s performance: Gilead Sciences Inc. (“Gilead Sciences”) (+104.5%), Google Inc. (“Google”) (+58.4%) and Celgene Corp. (+97.1%) contributed 5.7%, 5.5% and 4.8% respectively, to the Fund’s return while Randgold Resources Ltd.-ADR (-33.3%) and Equinix Inc. (-18.9%) detracted -0.5% and -0.4%, respectively, from the Fund’s return. Information technology (+36.5%), health care (+73.1%) and consumer discretionary (+39.8%) contributed 17.6%, 14.2% and 11.1%, respectively, to the Fund’s return while materials (-32.9%) detracted -0.5% from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Value Line® 30 Fund

Portfolio Composition†:

Consumer Discretionary	26.9%
Information Technology	17.1
Industrials	14.9
Materials	10.6
Energy	9.9
Financials	9.4
Health Care	7.8
Investment Companies	2.0
Short Term Investments	1.4

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Value Line 30 Fund outperformed its benchmark by posting a return of 34.83% for

Class A shares compared to 32.39% for the S&P 500 Index.

The Fund seeks to achieve its objective by investing in the common stocks of 30 companies that Value Line® gives a #1 ranking for “TimelinessTM”. Value Line ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line’s #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line. Value Line bases its rankings on a long term trend of earnings, prices, recent earnings, price momentum and earnings surprise. The 30 companies are selected annually from the 100 stocks with the #1 ranking on the stock selection date which was in January 2013.

Largest contributors to and detractors from the Fund’s performance: Time Warner Inc. (+41.9%), Regeneron Pharmaceuticals Inc.(+50.8%) and Visa Inc. (+41.0%) contributed 4.8%, 4.3% and 4.1%, respectively, to the Fund’s return while Rackspace Hosting Inc. (“Rackspace Hosting”) (-48.4%) and Macy's Inc. (-3.5%) detracted -2.4% and -0.2%, respectively, from the Fund’s return. Consumer discretionary (+36.0%), industrials (+53.8%) and energy (+50.1%) contributed 10.3%, 7.1% and 5.2%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital S&P® 24 Fund

Portfolio Composition†:

Information Technology	16.3%
Industrials	13.1
Consumer Discretionary	12.6
Financials	12.3
Health Care	12.1
Energy	11.6
Materials	10.8
Consumer Staples	10.5
Investment Companies	0.4
Short Term Investments	0.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital S&P 24 Fund outperformed its benchmark by posting a return of 40.51% for Class A shares compared to 32.39% for the S&P 500 Index.

The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation. To select the companies for the Fund, the Sub Adviser selects the 8 largest S&P economic sectors in the S&P 500 Index and then ranks the stocks in each of the 8 sectors based on highest return on assets, highest buy back yield and highest bullish indicator. The Sub Adviser then selects 3 companies from each of the 8 sectors. The 24 companies are selected annually on the stock selection date which was in January 2013.

Largest contributors to and detractors from the Fund’s performance: Yahoo! Inc. (+108.5%), Seagate Technology (+78.4%) and MasterCard Inc. (+70.1%) contributed 4.3%, 3.4% and 2.9%, respectively, to the Fund’s return while Phillips 66 (-3.4%) detracted -0.1% from the Fund’s return. Information technology (+92.4%), industrials (+49.9%) and consumer discretionary (+46.0%) contributed 10.7%, 5.9% and 5.7%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital S&P® SMid 60 Fund

Portfolio Composition†:

Financials	27.3%
Industrials	16.8
Energy	14.6
Consumer Discretionary	13.2
Information Technology	12.7
Materials	5.5
Health Care	3.4
Utilities	2.4
Investment Companies	0.3
Short Term Investments	3.8

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital S&P SMid 60 Fund outperformed one of its benchmarks by posting a return of 36.89% for Class A shares compared to 33.50% for the

S&P® Midcap 400 Index. The Fund underperformed its other benchmark the S&P® Smallcap 600 Index, which returned 41.31%.

The Fund seeks to achieve its objective by identifying small and mid capitalization companies with improving fundamental performance and sentiment. The Sub Adviser follows a process that attempts to select small and mid cap companies that are likely to be in an earlier stage of their economic life cycle than mature large cap companies. The Sub Adviser selects the 60 companies from stocks that comprise the S&P Midcap 400 Index and the S&P Smallcap 600 Index according to a screening process that considers average daily dollar trading volume, price to book ratio, 3 month price appreciation and ratio of cash flow per share to stock price. The 30 companies selected from the S&P Midcap 400 Index are given twice the weight of the

30 companies selected from the S&P Smallcap 600 Index. The 60 companies are selected annually on the stock selection date which was in January 2013.

Largest contributors to and detractors from the Fund’s performance: Arkansas Best Corp. (+246.5%), Protective Life Corp. (+77.3%) and Investment Technology Group Inc. (+128.4%) contributed 2.7%, 1.8% and 1.4%, respectively, to the Fund’s return while Arch Coal Inc. (-41.5%) and Alpha Natural Resources Inc. (-32.6%) detracted -1.0% and -1.0%, respectively, from the Fund’s return. Financials (+49.9%), industrials (+55.8%) and consumer discretionary (+31.7%) contributed 13.4%, 8.0% and 5.4%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital NYSE® International 25 Fund

Portfolio Composition†:

Financials	30.3%
Energy	21.3
Telecommunication Services	14.6
Materials	5.1
Consumer Discretionary	4.0
Information Technology	3.4
Investment Companies	1.0
Short Term Investments	20.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital NYSE International 25 Fund outperformed its benchmark by posting a return of 23.12% for Class A shares compared to 14.35% for the NYSE® International 100 Index.

The Fund seeks to achieve its objective by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”). The 25 companies are selected by ranking the stocks of the NYSE based on two factors: price to book and price to cash flow. The Sub Adviser then selects an equally weighted portfolio of the 25 companies with the highest overall ranking on the two factors. The 25 companies are selected annually on the stock selection date which was in January 2013.

Largest contributors to and detractors from the Fund’s performance: YPF SA-ADR (+120.5%), Sony Corp.-ADR (+54.4%) and Lloyds Banking Group Plc-ADR (+62.2%) contributed 4.6%, 2.9% and 2.7%, respectively, to the Fund’s return while Petroleo Brasileiro SA-Petrobras-ADR (-29.2%) and POSCO Inc.-ADR (-9.9%) detracted -1.3% and -0.6%, respectively, from the Fund’s return. Financials (+33.0%), energy (+19.4%) and telecommunication services (+16.1%) contributed 13.0%, 4.4% and 3.1%, respectively, to the Fund’s return while materials (-4.9%) detracted -0.9% from the Fund’s return.

JNL/Mellon Capital 25 Fund

Portfolio Composition†:

Consumer Staples	21.2%
Consumer Discretionary	17.8
Industrials	17.7
Materials	16.5
Information Technology	9.5
Energy	6.2
Investment Companies	0.5
Short Term Investments	10.6

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital 25 Fund outperformed its benchmarks by posting a return of 36.86% for Class A shares compared to 34.26% for the S&P MidCap 400/Citigroup Value Index and 32.39% for the S&P 500 Index.

The Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The companies in the Fund are determined by selecting all of the dividend paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated. The

25 companies are selected annually on the stock selection date which was in April 2013.

Largest contributors to and detractors from the Fund’s performance: Herbalife Ltd. (+113.0%), Northrop Grumman Systems Corp. (+69.6%) and Broadridge Financial Solutions Inc. (+68.1%) contributed 4.5%, 2.9% and 2.7%, respectively, to the Fund’s return while Barrick Gold Corp. (-27.9%) and Iron Mountain Inc. (-16.9%) detracted -1.3% and -0.8%, respectively, from the Fund’s return. Consumer staples (+47.3%), industrials (+32.4%) and consumer discretionary (+34.3%) contributed 8.5%, 6.4% and 6.3%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital JNL 5 Fund

Portfolio Composition†:

Industrials	16.2%
Information Technology	13.6
Materials	13.3
Financials	13.0
Consumer Discretionary	12.1
Health Care	9.3
Energy	6.5
Telecommunication Services	6.2
Consumer Staples	5.5
Utilities	0.2
Investment Companies	1.8
Short Term Investments	2.3

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital JNL 5 Fund underperformed its benchmark by posting a return of 31.68% for Class A shares compared to 32.39% for the S&P 500 Index.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies: 20% in the Dow 10 Strategy, a dividend yielding strategy; 20% in the S&P 10 Strategy, a blended valuation momentum strategy; 20% in the Global 15 Strategy, a dividend yielding strategy; 20% in the 25 Strategy, a dividend yielding strategy; and 20% in the Select Small-Cap Strategy, a small capitalization strategy. Each of these strategies above is the same as the principal investment strategy of the similarly named Fund except for the S&P 10 Strategy and the Select Small-Cap Strategy. There are no corresponding Funds using the S&P 10 Strategy and the Select Small-Cap Strategy strategies. Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund. The companies are selected annually on the stock selection date which was in January 2013.

Largest contributors to and detractors from the Fund’s performance: Hewlett-Packard Co. (+84.4%), GE (+33.5%) and Valero Energy Corp. (+60.0%) contributed 3.2%, 1.2% and 1.2%, respectively, to the Fund’s return while RSA Insurance Group Plc (-25.9%) and Citic Pacific Ltd. (“Citic Pacific”) (-8.0%) detracted -0.3% and -0.3%, respectively, from the Fund’s return. The U.S. (+36.6%) and UK (+19.0%) contributed 30.8% and 1.3%, respectively, to the Fund’s return while Israel (-11.1%) detracted -0.1% from the Fund’s return. Information technology (+56.4%), materials (+37.0%) and industrials (+30.1%) contributed 6.8%, 5.1% and 4.4%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital JNL Optimized 5 Fund

Portfolio Composition†:

Information Technology	19.9%
Consumer Discretionary	14.7
Health Care	13.0
Industrials	10.1
Financials	9.3
Energy	8.0
Telecommunication Services	7.7
Utilities	6.3
Materials	5.0
Consumer Staples	3.2
Investment Companies	0.9
Short Term Investments	1.9

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital JNL Optimized 5 Fund slightly underperformed its benchmark by posting a return of

32.28% for Class A shares compared to 32.39% for the S&P 500 Index.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies: 25% in the Nasdaq® 25 Strategy; 25% in the Value Line® 30 Strategy; 24% in the European 20 Strategy; 14% in the Global 15 Strategy; and 12% in the 25 Strategy. Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the JNL Series Trust or JNL Variable Fund LLC statutory prospectus. Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund. While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy. The allocation is intended to optimize each strategy. The companies are selected annually on the stock selection date which was in January 2013.

Largest contributors to and detractors from the Fund’s performance: Gilead Sciences (+104.5%), Google (+58.4%) and Celgene Corp. (+97.1%) contributed 2.1%, 1.4% and 1.3%, respectively, to the Fund’s return while Rackspace Hosting (-48.4%) and Citic Pacific (-8.0%) detracted -0.6% and -0.2%, respectively, from the Fund’s return. The U.S. (+39.3%), UK (+23.3%) and France (+43.7%) contributed 25.6%, 2.8% and 2.4%, respectively, to the Fund’s return while Hong Kong (-4.3%) detracted less than -0.1% from the Fund’s return. Information technology (+35.5%), healthcare (+56.8%) and consumer discretionary (+37.0%) contributed 7.0%, 6.9% and 5.6%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital Communications Sector Fund

Portfolio Composition†:

Telecommunication Services	88.4%
Short Term Investments	11.6

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Communications Sector Fund outperformed its benchmark by posting a return of 21.02% for Class A shares compared to 14.13% for the Dow Jones U.S. Telecommunications Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses and weightings that are different from the benchmark as a result of certain regulatory diversification restrictions as discussed below.

The objective of the Fund is total return through capital appreciation and dividend income. With the exception of certain regulatory restrictions dis-

cussed below, the Fund attempts to use a full replication strategy matching the Dow Jones U.S. Telecommunications Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications sector of the U.S. equity market. Under normal circumstances, the Fund invests at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the Dow Jones U.S. Telecommunications Index weightings, while minimizing transactions costs.

Due to certain regulatory restrictions on diversification, the Fund is unable to hold certain securities at their benchmark weight. These restrictions can hamper the ability of the Fund to match the return of the index. The Fund’s two largest holdings represent approximately 48% of the Fund. These companies are Verizon Communications Inc. (“Verizon”) and AT&T Inc. (“AT&T”). The index’s weight for these securities was approximately 77%. The Fund outperformed its benchmark as a result of its underweight to AT&T which lagged the index and its overweight to other companies that outperformed the index during the year.

Largest contributors to and detractors from the Fund’s performance: Verizon (+13.6%), T-Mobile US Inc. (+152.2%) and Sprint Corp. (+83.8%) contributed 5.6%, 4.2% and 3.3%, respectively, to the Fund’s return while NII Holdings Inc. (-61.4%) and CenturyLink Inc. (-18.6%) detracted -1.6% and -0.7%, respectively, from the Fund’s return. Telecommunications services (+21.9%) and financials (+10.2%) contributed 21.5% and 0.7%, respectively, to the Fund’s return.

JNL/Mellon Capital Consumer Brands Sector Fund

Portfolio Composition†:

Consumer Discretionary	72.6%
Consumer Staples	14.5
Industrials	4.3
Health Care	3.1
Information Technology	2.8
Energy	0.1
Short Term Investments	2.6

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Consumer Brands Sector Fund underperformed its benchmark by posting a return of 41.11% for Class A shares compared to 42.17% for the Dow Jones U.S. Consumer Services

Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The objective of the Fund is total return through capital appreciation and dividend income. The Fund attempts to use a full replication strategy in matching the Dow Jones U. S. Consumer Services Index. The Dow Jones U.S. Consumer Services Index measures the performance of the consumer services sector of the U.S. equity market. Under normal circumstances, the Fund invests at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the Dow Jones U.S. Consumer Services Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Amazon.com Inc. (+59.0%), Walt Disney Co. (+53.4%) and Comcast Corp. (+39.1%) contributed 2.5%, 2.5% and 2.0%, respectively, to the Fund’s return while McGraw-Hill Financial Inc. (-10.6%) and J.C. Penney Co. Inc. (-53.6%) detracted -0.1% and -0.1%, respectively, from the Fund’s return. Consumer discretionary (+43.7%), consumer staples (+33.2%) and industrials (+73.7%) contributed 32.3%, 5.5% and 2.3%, respectively, to the Fund’s return while financials (-7.8%) detracted -0.1% from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Financial Sector Fund

Portfolio Composition†:

Financials	90.3%
Information Technology	5.8
Consumer Discretionary	0.6
Industrials	0.2
Short Term Investments	3.1

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Financial Sector Fund underperformed its benchmark by posting a return of 33.35% for Class A shares compared to 34.22% for the Dow Jones U.S. Financials Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The objective of the Fund is total return through capital appreciation and dividend income. The Fund attempts to use a full replication strategy matching the Dow Jones U. S. Financials Index. The Dow Jones U.S. Financials Index measures the performance of the financial sector of the U.S. equity market. Under normal circumstances, the Fund invests at least 80% of its assets in the stocks in the Dow Jones U.S. Financials Index in proportion to their market capitalization weighting in the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the Dow Jones U.S. Financials Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: JPMorgan Chase & Co. (+33.0%), Wells Fargo & Co. (+32.8%) and Berkshire Hathaway Inc. (+32.2%) contributed 2.3%, 2.2% and 2.1%, respectively, to the Fund’s return while American Capital Agency Corp. (-33.3%) and HCP Inc. (-19.6%) detracted -0.1% and -0.1%, respectively, from the Fund’s return. Financials (+33.1%) and information technology (+55.6%) contributed 31.6% and 2.7%, respectively, to the Fund’s return.

JNL/Mellon Capital Healthcare Sector Fund

Portfolio Composition†:

Health Care	96.5%
Industrials	0.1
Short Term Investments	3.4

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Healthcare Sector Fund underperformed its benchmark by posting a return of 40.99% for Class A shares compared to 41.98% for the Dow Jones U.S. Health Care Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The objective of the Fund is total return through capital appreciation and dividend income. The Fund attempts to use a full replication strategy matching the Dow Jones U. S. Health Care Index. The Dow Jones U.S. Health Care Index measures the performance of the health care sector of the U.S. equity market. Under normal circumstances, the Fund invests at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the Dow Jones U.S. Health Care Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Johnson & Johnson (+30.7%), Gilead Sciences (+104.5%) and Pfizer. (+22.1%) contributed 4.4%, 3.5% and 3.1%, respectively, to the Fund’s return while Intuitive Surgical Inc. (-21.7%) and Edwards Lifesciences Corp. (-27.1%) detracted -0.2% and -0.2%, respectively, from the Fund’s return. Health care (+41.9%) contributed 41.9% to the Fund’s return.

JNL/Mellon Capital OiI and Gas Sector Fund

Portfolio Composition†:

Energy	98.1%
Utilities	0.3
Information Technology	0.2
Industrials	0.2
Short Term Investments	1.2

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Oil and Gas Sector Fund underperformed its benchmark by posting a return of 25.34% for Class A shares compared to 26.14% for the Dow Jones U.S. Oil and Gas Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The objective of the Fund is total return through capital appreciation and dividend income. The Fund attempts to use a full replication strategy matching the Dow Jones U. S. Oil & Gas Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas sector of the U.S. equity market. Under normal circumstances, the Fund invests at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the Dow Jones U.S. Oil & Gas Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Exxon Mobil Corp. (+16.9%), Chevron Corp. (+15.5%) and Schlumberger Ltd. (+30.0%) contributed 4.7%, 2.7% and 2.0%, respectively, to the Fund’s return while Cobalt International Energy Inc. (-33.0%) detracted -0.2% from the Fund’s return. Energy (+26.1%), information technology (+77.1%) and utilities (+23.5%) contributed 25.9%, 0.1% and 0.1%, respectively, to the Fund’s return.

JNL/Mellon Capital Technology Sector Fund

Portfolio Composition†:

Information Technology	95.2%
Health Care	0.9
Consumer Discretionary	0.3
Industrials	0.1
Short Term Investments	3.5

Total Investments	100.0%

†Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/Mellon Capital Technology Sector Fund underperformed its benchmark by posting a return of 26.18% for Class A shares compared to 26.97% for the Dow Jones U.S. Technology Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The objective of the Fund is total return through capital appreciation and dividend income. The Fund attempts to use a full replication strategy matching the Dow Jones U. S. Technology Index. The Dow Jones U.S. Technology Index measures the performance of the technology sector of the U.S. equity market. Under normal circumstances, the Fund invests at

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Technology Sector Fund (continued)

least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the Dow Jones U.S. Technology

Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Google (+58.4%), Microsoft Corp. (+40.1%) and Intel Corp. (+25.9%) contributed 5.0%, 4.2% and 1.5%, respectively, to the Fund’s return while Rack-

space Hosting (-47.3%) and Teradata Corp. (-26.5%) detracted -0.2% and -0.1%, respectively, from the Fund’s return. Information technology (+27.0%), health care (+54.2%) and industrials (+132.0%) contributed 26.7%, 0.4% and 0.1%, respectively, to the Fund’s return.

JNL/Mellon Capital Dow 10 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	30.52%
5 Year	19.87%
10 Year	5.43%

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

JNL/Mellon Capital Global 15 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	13.30%
5 Year	13.94%
10 Year	8.07%

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Nasdaq 25 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	41.10%
5 Year	22.03%
Since Inception	8.49%
(Inception date October 4, 2004)

Average Annual Total Returns for Class B Shares
1 Year	41.44%
5 Year	22.28%
Since Inception	8.96%
(Inception date December 3, 2007)

JNL/Mellon Capital Value Line 30 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	34.83%
5 Year	9.70%
Since Inception	5.00%
(Inception date October 4, 2004)

Average Annual Total Returns for Class B Shares
1 Year	35.33%
5 Year	9.88%
Since Inception	-2.65%
(Inception date December 3, 2007)

JNL/Mellon Capital S&P 24 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	40.51%
5 Year	17.89%
Since Inception	7.14%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 Year	40.84%
5 Year	18.17%
Since Inception	7.31%
(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital S&P SMid 60 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	36.89%
5 Year	22.92%
Since Inception	8.74%
(Inception date April 30, 2007)

Average Annual Total Returns for Class B Shares
1 Year	37.17%
5 Year	23.12%
Since Inception	8.92%
(Inception date April 30, 2007)

JNL/Mellon Capital NYSE International 25 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	23.12%
5 Year	7.74%
Since Inception	-1.24%
(Inception date April 30, 2007)

Average Annual Total Returns for Class B Shares
1 Year	23.07%
5 Year	7.90%
Since Inception	-1.07%
(Inception date April 30, 2007)

JNL/Mellon Capital 25 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	36.86%
5 Year	26.93%
10 Year	10.66%

Average Annual Total Returns for Class B Shares
1 Year	37.11%
5 Year	27.21%
Since Inception	11.01%
(Inception date May 1, 2006)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital JNL 5 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	31.68%
5 Year	17.14%
Since Inception	6.92%
(Inception date October 4, 2004)

Average Annual Total Returns for Class B Shares
1 Year	31.96%
5 Year	17.40%
Since Inception	7.13%
(Inception date October 4, 2004)

JNL/Mellon Capital JNL Optimized 5 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	32.28%
5 Year	16.37%
Since Inception	4.64%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 Year	32.58%
5 Year	16.61%
Since Inception	4.85%
(Inception date May 1, 2006)

JNL/Mellon Capital Communications Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	21.02%
5 Year	16.76%
10 Year	8.25%

Average Annual Total Returns for Class B Shares
1 Year	21.34%
5 Year	17.02%
Since Inception	7.49%
(Inception date March 5, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Consumer Brands Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	41.11%
5 Year	24.85%
10 Year	8.87%

Average Annual Total Returns for Class B Shares
1 Year	41.38%
5 Year	25.09%
Since Inception	8.83%
(Inception date March 5, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

JNL/Mellon Capital Financial Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	33.35%
5 Year	14.55%
10 Year	1.40%

Average Annual Total Returns for Class B Shares
1 Year	33.52%
5 Year	14.77%
Since Inception	0.84%
(Inception March 5, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

JNL/Mellon Capital Healthcare Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	40.99%
5 Year	18.40%
10 Year	8.56%

Average Annual Total Returns for Class B Shares
1 Year	41.20%
5 Year	18.64%
Since Inception	8.36%
(Inception date March 5, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Oil & Gas Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	25.34%
5 Year	14.06%
10 Year	13.60%

Average Annual Total Returns for Class B Shares
1 Year	25.62%
5 Year	14.29%
Since Inception	13.09%
(Inception date March 5, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

JNL/Mellon Capital Technology Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	26.18%
5 Year	20.77%
10 Year	6.55%

Average Annual Total Returns for Class B Shares
1 Year	26.46%
5 Year	21.02%
Since Inception	6.82%
(Inception date March 5, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
JNL/Mellon Capital Dow 10 Fund

COMMON STOCKS - 99.6%

ENERGY - 9.4%
Chevron Corp.	439	$54,774

HEALTH CARE - 19.0%
Merck & Co. Inc.	1,136	56,852
Pfizer Inc.	1,772	54,265

		111,117

INDUSTRIALS - 10.6%
General Electric Co.	2,213	62,041

INFORMATION TECHNOLOGY - 31.9%
Cisco Systems Inc.	2,511	56,382
Intel Corp.	2,428	63,021
Microsoft Corp.	1,791	67,041

		186,444

MATERIALS - 11.7%
E.I. du Pont de Nemours & Co.	1,049	68,183

TELECOMMUNICATION SERVICES - 17.0%
AT&T Inc.	1,372	48,238
Verizon Communications Inc.	1,045	51,359

		99,597

Total Common Stocks (cost $458,891)		582,156

INVESTMENT COMPANIES - 0.4%
SPDR Dow Jones Industrial Average ETF Trust (d)	14	2,239

Total Investment Companies (cost $2,203)		2,239

SHORT TERM INVESTMENTS - 0.3%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	141	141

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	1,529	1,529

Total Short Term Investments (cost $1,670)		1,670

Total Investments - 100.3% (cost $462,764)		586,065
Other Assets and Liabilities, Net - (0.3%)		(1,636)

Total Net Assets - 100.0%		$584,429

JNL/Mellon Capital Global 15 Fund

COMMON STOCKS - 97.6%

CONSUMER DISCRETIONARY - 5.7%
Ladbrokes Plc	7,926	$23,555

CONSUMER STAPLES - 5.9%
Tesco Plc	4,402	24,446

ENERGY - 5.8%
China Petroleum & Chemical Corp.	28,977	23,777

FINANCIALS - 36.3%
Bank of China Ltd. - Class H	56,468	26,067
Bank of Communications Co. Ltd.	34,594	24,481
China Construction Bank Corp. - Class H	31,938	24,180
Industrial & Commercial Bank of China Ltd. - Class H	37,796	25,629

	Shares	Value
Man Group Plc	18,689	26,402
RSA Insurance Group Plc	15,160	22,945

		149,704

HEALTH CARE - 6.4%
Pfizer Inc.	863	26,430

INDUSTRIALS - 7.2%
General Electric Co.	1,068	29,933

INFORMATION TECHNOLOGY - 21.9%
Cisco Systems Inc.	1,223	27,459
Intel Corp.	1,171	30,394
Microsoft Corp.	864	32,358

		90,211

TELECOMMUNICATION SERVICES - 8.4%
Vodafone Group Plc	8,759	34,485

Total Common Stocks (cost $369,384)		402,541

INVESTMENT COMPANIES - 2.0%
iShares MSCI EAFE ETF	81	5,465
SPDR S&P 500 ETF Trust	15	2,808

Total Investment Companies (cost $8,262)		8,273

SHORT TERM INVESTMENTS - 0.2%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	755	755

Total Short Term Investments (cost $755)		755

Total Investments - 99.8% (cost $378,401)		411,569
Other Assets and Liabilities, Net - 0.2%		920

Total Net Assets - 100.0%		$412,489

JNL/Mellon Capital Nasdaq 25 Fund

COMMON STOCKS - 96.9%

CONSUMER DISCRETIONARY - 27.8%
Comcast Corp. - Class A	1,097	$57,023
Expedia Inc.	98	6,846
Fossil Group Inc. (c)	60	7,212
Liberty Global Plc - Class A (c)	169	15,068
Liberty Global Plc - Class C (c)	43	3,655
Liberty Interactive Corp. (c)	405	11,889
Mattel Inc.	273	12,967
O’Reilly Automotive Inc. (c)	91	11,704
Sirius XM Holdings Inc (c)	4,128	14,408
Viacom Inc. - Class B	331	28,910

		169,682

HEALTH CARE - 28.0%
Amgen Inc.	447	51,068
Celgene Corp. (c)	171	28,813
Gilead Sciences Inc. (c)	885	66,485
Life Technologies Corp. (c)	136	10,283
Mylan Inc. (c)	323	14,034

		170,683

INFORMATION TECHNOLOGY - 40.3%
Akamai Technologies Inc. (c)	142	6,712
Cisco Systems Inc.	2,084	46,784
Equinix Inc. (c)	39	6,935
Google Inc. - Class A (c)	58	65,053
Oracle Corp.	758	29,020
QUALCOMM Inc.	392	29,107

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
Seagate Technology	299	16,804
Western Digital Corp.	193	16,200
Yahoo! Inc. (c)	716	28,946

		245,561

MATERIALS - 0.8%
Rangold Resources Ltd. - ADR (d)	74	4,654

Total Common Stocks (cost $421,709)		590,580

INVESTMENT COMPANIES - 3.0%
PowerShares QQQ Trust	208	18,276

Total Investment Companies (cost $18,078)		18,276

SHORT TERM INVESTMENTS - 0.9%

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	1,841	1,841

Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	3,684	3,684

Total Short Term Investments (cost $5,525)		5,525

Total Investments - 100.8% (cost $445,312)		614,381
Other Assets and Liabilities, Net - (0.8%)		(4,826)

Total Net Assets - 100.0%		$609,555

JNL/Mellon Capital Value Line 30 Fund

COMMON STOCKS - 97.9%

CONSUMER DISCRETIONARY - 27.2%
Domino’s Pizza Inc.	138	$9,578
Dorman Products Inc. (c)	165	9,246
Gildan Activewear Inc.	300	15,992
Lamar Advertising Co. - Class A (c)	195	10,191
Lumber Liquidators Holdings Inc. (c) (d)	108	11,110
Mohawk Industries Inc. (c)	168	25,035
Pulte Homes Inc.	940	19,139
Thor Industries Inc.	155	8,569
Time Warner Inc.	1,200	83,670
Urban Outfitters Inc. (c)	354	13,142
Williams-Sonoma Inc.	238	13,877

		219,549

ENERGY - 10.1%
Bristow Group Inc.	106	7,990
Cabot Oil & Gas Corp. - Class A	986	38,229
Magellan Midstream Partners LP	553	34,985

		81,204

FINANCIALS - 9.5%
Moody’s Corp.	488	38,294
Weyerhaeuser Co.	1,215	38,364

		76,658

HEALTH CARE - 7.9%
Regeneron Pharmaceuticals Inc. (c) (d)	230	63,428

INDUSTRIALS - 15.2%
Acuity Brands Inc.	105	11,493
AO Smith Corp.	196	10,546
Canadian Pacific Railway Ltd.	425	64,327
Flowserve Corp.	365	28,789
Macquarie Infrastructure Co. LLC	128	6,945

		122,100

	Shares	Value
INFORMATION TECHNOLOGY - 17.3%
Cadence Design Systems Inc. (c)	689	9,656
Manhattan Associates Inc. (c)	96	11,267
Rackspace Hosting Inc. (c) (d)	335	13,102
Trimble Navigation Ltd. (c)	614	21,318
Visa Inc. - Class A	379	84,324

		139,667

MATERIALS - 10.7%
Eagle Materials Inc.	118	9,173
Louisiana-Pacific Corp. (c)	338	6,251
PPG Industries Inc.	375	71,033

		86,457

Total Common Stocks (cost $592,655)		789,063

INVESTMENT COMPANIES - 2.1%
SPDR S&P 500 ETF Trust	89	16,457

Total Investment Companies (cost $16,417)		16,457

SHORT TERM INVESTMENTS - 1.5%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	96	96

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	11,822	11,822

Total Short Term Investments (cost $11,918)		11,918

Total Investments - 101.5% (cost $620,990)		817,438
Other Assets and Liabilities, Net - (1.5%)		(11,775)

Total Net Assets - 100.0%		$805,663

JNL/Mellon Capital S&P 24 Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 12.6%
DIRECTV (c)	624	$43,084
Discovery Communications Inc. - Class A (c)	487	44,045
Scripps Networks Interactive Inc. - Class A	533	46,022

		133,151

CONSUMER STAPLES - 10.5%
Brown-Forman Corp. (d)	495	37,440
Estee Lauder Cos. Inc.	521	39,224
McCormick & Co. Inc.	492	33,928

		110,592

ENERGY - 11.7%
Exxon Mobil Corp.	361	36,535
Marathon Petroleum Corp.	492	45,117
Tesoro Corp.	710	41,512

		123,164

FINANCIALS - 12.3%
Berkshire Hathaway Inc. (c)	349	41,425
Discover Financial Services	807	45,179
Franklin Resources Inc.	746	43,069

		129,673

HEALTH CARE - 12.2%
Amgen Inc.	364	41,524
Becton Dickinson & Co.	397	43,829
CR Bard Inc.	320	42,867

		128,220

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
INDUSTRIALS - 13.1%
Cintas Corp.	758	45,153
Flowserve Corp.	632	49,834
Illinois Tool Works Inc. (d)	513	43,114

		138,101

INFORMATION TECHNOLOGY - 16.4%
MasterCard Inc. - Class A	63	52,518
Seagate Technology (d)	1,018	57,160
Yahoo! Inc. (c)	1,552	62,754

		172,432

MATERIALS - 10.8%
CF Industries Holdings Inc.	154	35,992
FMC Corp.	534	40,305
Sherwin-Williams Co.	204	37,447

		113,744

Total Common Stocks (cost $792,509)		1,049,077

INVESTMENT COMPANIES - 0.4%
SPDR S&P 500 ETF Trust	23	4,157

Total Investment Companies (cost $4,097)		4,157

SHORT TERM INVESTMENTS - 0.3%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,881	1,881

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	919	919

Total Short Term Investments (cost $2,800)		2,800

Total Investments - 100.3% (cost $799,406)		1,056,034
Other Assets and Liabilities, Net - (0.3%)		(2,646)

Total Net Assets - 100.0%		$1,053,388

JNL/Mellon Capital S&P SMid 60 Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 13.7%
Barnes & Noble Inc. (c)	778	$11,627
Corinthian Colleges Inc. (c) (d)	2,330	4,148
DeVry Education Group Inc. (d)	494	17,547
FTD Cos. Inc. (c)	206	6,706
Live Nation Inc. (c)	630	12,453
Office Depot Inc. (c)	5,190	27,456
Pep Boys-Manny Moe & Jack (c)	585	7,101
Ruby Tuesday Inc. (c)	750	5,197

		92,235

ENERGY - 15.2%
Alpha Natural Resources Inc. (c)	1,206	8,610
Arch Coal Inc. (d)	1,601	7,122
Basic Energy Services Inc. (c)	516	8,137
Cloud Peak Energy Inc. (c)	304	5,475
Exterran Holdings Inc. (c)	268	9,160
Patterson-UTI Energy Inc.	630	15,943
PDC Energy Inc. (c)	177	9,407
Superior Energy Services Inc. (c)	566	15,067
Tetra Technologies Inc. (c)	773	9,560
Unit Corp. (c)	260	13,445

		101,926

	Shares	Value
FINANCIALS - 28.3%
Aspen Insurance Holdings Ltd.	366	15,107
Cash America International Inc. (d)	148	5,676
Columbia Banking System Inc.	327	9,003
East West Bancorp Inc.	546	19,085
Everest Re Group Ltd.	107	16,631
First American Financial Corp.	487	13,735
First Midwest Bancorp Inc.	469	8,222
Horace Mann Educators Corp.	294	9,276
Interactive Brokers Group Inc.	429	10,443
Investment Technology Group Inc. (c)	652	13,402
Parkway Properties Inc. (d)	420	8,097
Protective Life Corp.	410	20,787
Stewart Information Services Corp.	226	7,291
Synovus Financial Corp.	4,788	17,236
TCF Financial Corp.	966	15,690

		189,681

HEALTH CARE - 3.5%
Community Health Systems Inc. (c)	382	14,988
PharMerica Corp. (c)	413	8,878

		23,866

INDUSTRIALS - 17.4%
AAR Corp.	314	8,803
AECOM Technology Corp. (c)	493	14,507
Arkansas Best Corp.	614	20,679
Consolidated Graphics Inc. (c)	165	11,098
General Cable Corp.	386	11,351
JetBlue Airways Corp. (c)	2,054	17,563
Navigant Consulting Inc. (c)	526	10,098
SkyWest Inc.	462	6,845
URS Corp.	299	15,834

		116,778

INFORMATION TECHNOLOGY - 13.2%
Arrow Electronics Inc. (c)	308	16,711
CACI International Inc. - Class A (c)	105	7,652
Ingram Micro Inc. - Class A (c)	693	16,265
Insight Enterprises Inc. (c)	336	7,634
Lexmark International Inc. (d)	506	17,965
TTM Technologies Inc. (c)	639	5,484
United Online Inc (d)	145	1,999
Vishay Intertechnology Inc. (c)	1,104	14,635

		88,345

MATERIALS - 5.7%
Cabot Corp.	295	15,155
Domtar Corp.	140	13,254
OM Group Inc. (c)	264	9,628

		38,037

UTILITIES - 2.5%
Black Hills Corp.	322	16,929

Total Common Stocks (cost $509,488)		667,797

INVESTMENT COMPANIES - 0.3%
iShares S&P 400 Index Fund (d)	10	1,288
iShares S&P SmallCap 600 Index Fund (d)	6	635

Total Investment Companies (cost $1,886)		1,923

SHORT TERM INVESTMENTS - 3.9%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,044	1,044

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	25,132	25,132

Total Short Term Investments (cost $26,176)		26,176

Total Investments - 103.7% (cost $537,550)		695,896
Other Assets and Liabilities, Net - (3.7%)		(24,931)

Total Net Assets - 100.0%		$670,965

JNL/Mellon Capital NYSE International 25 Fund

COMMON STOCKS - 98.8%

CONSUMER DISCRETIONARY - 5.1%
Sony Corp. - ADR	237	$4,099

ENERGY - 26.7%
Canadian Natural Resources Ltd.	92	3,109
China Petroleum & Chemical Corp. - ADR - Class H	30	2,478
ENI SpA - ADR (d)	54	2,606
Petroleo Brasileiro SA - Petrobras - ADR	135	1,864
Royal Dutch Shell Plc - ADR - Class B (d)	37	2,798
Talisman Energy Inc.	235	2,740
YPF SA - ADR - Class D	183	6,021

		21,616

FINANCIALS - 38.0%
Banco Bilbao Vizcaya Argentaria SA - ADR (d)	290	3,597
Banco Santander SA - ADR (d)	353	3,199
Barclays Plc - ADR	154	2,790
HSBC Holdings Plc - ADR	50	2,769
Lloyds Banking Group Plc - ADR (c) (d)	800	4,255
Manulife Financial Corp.	195	3,854
Mitsubishi UFJ Financial Group Inc. - ADR (d)	489	3,269
Sumitomo Mitsui Financial Group Inc. - ADR (d)	362	3,796
UBS AG	169	3,244

		30,773

INFORMATION TECHNOLOGY - 4.3%
Hitachi Ltd. - ADR (d)	45	3,440

MATERIALS - 6.4%
ArcelorMittal - NYRS (d)	151	2,698
POSCO Inc. - ADR	32	2,507

		5,205

TELECOMMUNICATION SERVICES - 18.3%
China Unicom Ltd. - ADR (d)	163	2,448
Nippon Telegraph & Telephone Corp. - ADR (d)	126	3,412
NTT DoCoMo Inc. - ADR	185	3,054
Orange SA - ADR	240	2,964
Telecom Italia SpA - ADR	292	2,908

		14,786

Total Common Stocks (cost $68,768)		79,919

INVESTMENT COMPANIES - 1.2%
Vanguard MSCI EAFE ETF (d)	23	979

Total Investment Companies (cost $945)		979

	Shares	Value
SHORT TERM INVESTMENTS - 25.4%

Securities Lending Collateral - 25.4%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	20,538	20,538

Total Short Term Investments (cost $20,538)		20,538

Total Investments - 125.4% (cost $90,251)		101,436
Other Assets and Liabilities, Net - (25.4%)		(20,531)

Total Net Assets - 100.0%		$80,905

JNL/Mellon Capital 25 Fund

COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 19.9%
Autoliv Inc.	502	$46,111
Carnival Corp.	1,005	40,390
Ford Motor Co.	2,654	40,949
Kohl’s Corp.	706	40,087
Tupperware Brands Corp.	424	40,061

		207,598

CONSUMER STAPLES - 23.6%
Clorox Co. (d)	388	35,979
Dr. Pepper Snapple Group Inc.	722	35,185
General Mills Inc.	697	34,769
Herbalife Ltd. (d)	883	69,514
Kimberly-Clark Corp.	341	35,633
Sysco Corp.	987	35,626

		246,706

ENERGY - 7.0%
Cenovus Energy Inc.	1,144	32,762
Occidental Petroleum Corp.	418	39,766

		72,528

INDUSTRIALS - 19.8%
Emerson Electric Co.	606	42,516
General Dynamics Corp.	491	46,914
Iron Mountain Inc.	925	28,075
Northrop Grumman Systems Corp.	473	54,190
Republic Services Inc.	1,044	34,667

		206,362

INFORMATION TECHNOLOGY - 10.5%
Broadridge Financial Solutions Inc.	1,443	57,028
Harris Corp.	758	52,916

		109,944

MATERIALS - 18.4%
Air Products & Chemicals Inc.	396	44,265
Barrick Gold Corp.	1,280	22,573
Cliffs Natural Resources Inc. (d)	1,805	47,304
RPM International Inc.	1,118	46,405
Teck Resources Ltd. - Class B	1,225	31,873

		192,420

Total Common Stocks (cost $847,750)		1,035,558

INVESTMENT COMPANIES - 0.6%
SPDR S&P 500 ETF Trust	30	5,517

Total Investment Companies (cost $5,410)		5,517

SHORT TERM INVESTMENTS - 11.8%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	2,276	2,276

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
Securities Lending Collateral - 11.6%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	121,278	121,278

Total Short Term Investments (cost $123,554)		123,554

Total Investments - 111.6% (cost $976,714)		1,164,629
Other Assets and Liabilities, Net - (11.6%)		(120,885)

Total Net Assets - 100.0%		$1,043,744

JNL/Mellon Capital JNL 5 Fund * (e)

COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 12.4%
Cinemark Holdings Inc.	876	$29,182
Comcast Corp. - Class A	1,480	76,915
Gap Inc.	1,782	69,622
Genuine Parts Co.	345	28,738
Guess? Inc.	895	27,799
McDonald’s Corp.	642	62,337
Other Securities		150,795

		445,388

CONSUMER STAPLES - 5.6%
Campbell Soup Co.	649	28,081
ConAgra Foods Inc.	772	26,012
General Mills Inc.	543	27,107
PepsiCo Inc.	331	27,434
Tesco Plc	6,936	38,520
Other Securities		55,378

		202,532

ENERGY - 6.7%
China Petroleum & Chemical Corp.	42,093	34,539
Marathon Petroleum Corp.	878	80,566
Targa Resources Corp.	417	36,745
Valero Energy Corp.	1,622	81,737
Other Securities		7,214

		240,801

FINANCIALS - 13.3%
Bank of America Corp.	4,769	74,254
Bank of China Ltd. - Class H	84,759	39,127
China Construction Bank Corp. - Class H	47,142	35,692
Industrial & Commercial Bank of China Ltd. - Class H	53,315	36,154
Man Group Plc	28,131	39,740
RSA Insurance Group Plc	18,464	27,946
SunTrust Banks Inc.	1,951	71,814
Other Securities		153,810

		478,537

HEALTH CARE - 9.5%
Johnson & Johnson	789	72,272
Merck & Co. Inc.	1,386	69,359
Pfizer Inc.	3,768	115,413
Other Securities		85,399

		342,443

INDUSTRIALS - 16.6%
Avery Dennison Corp.	630	31,605
BAE Systems Plc	6,718	48,468
Citic Pacific Ltd. (d)	24,615	37,748
Emerson Electric Co.	415	29,110
General Electric Co.	4,318	121,032
Northrop Grumman Systems Corp.	336	38,495
Raytheon Co.	382	34,682

	Shares	Value
Republic Services Inc. - Class A	748	24,818
Watsco Inc.	293	28,164
Other Securities		201,950

		596,072

INFORMATION TECHNOLOGY - 13.9%
Broadridge Financial Solutions Inc.	963	38,052
Harris Corp.	449	31,351
Hewlett-Packard Co.	6,382	178,555
Intel Corp.	4,581	118,916
Other Securities		132,910

		499,784

MATERIALS - 13.7%
Air Products & Chemicals Inc.	262	29,232
E.I. du Pont de Nemours & Co.	1,230	79,945
LyondellBasell Industries NV - Class A	969	77,803
MeadWestvaco Corp.	710	26,226
Nucor Corp.	524	27,982
PPG Industries Inc.	409	77,529
RPM International Inc.	749	31,078
Sherwin-Williams Co.	359	65,952
Other Securities		75,459

		491,206

TELECOMMUNICATION SERVICES - 6.3%
AT&T Inc.	2,803	98,553
Verizon Communications Inc.	1,311	64,431
Vodafone Group Plc	13,994	55,096
Other Securities		9,015

		227,095

UTILITIES - 0.1%
Other Securities		5,248

Total Common Stocks (cost $2,650,903)		3,529,106

INVESTMENT COMPANIES - 1.9%
SPDR S&P 500 ETF Trust	362	66,794

Total Investment Companies (cost $66,498)		66,794

SHORT TERM INVESTMENTS - 2.4%

Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	2,611	2,611

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	83,328	83,328

Total Short Term Investments (cost $85,939)		85,939

Total Investments - 102.4% (cost $2,803,340)		3,681,839
Other Assets and Liabilities, Net - (2.4%)		(84,567)

Total Net Assets - 100.0%		$3,597,272

JNL/Mellon Capital JNL Optimized 5 Fund * (e)

COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 15.0%
Comcast Corp. - Class A	221	$11,492
Mohawk Industries Inc. (c)	24	3,519
Time Warner Inc.	170	11,837
Viacom Inc. - Class B	53	4,618
Other Securities		33,967

		65,433

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
CONSUMER STAPLES - 3.3%
Other Securities		14,194

ENERGY - 8.1%
BP Plc	571	4,628
Cabot Oil & Gas Corp. - Class A	145	5,603
ENI SpA	164	3,957
Magellan Midstream Partners LP	78	4,904
Repsol SA (d)	200	5,053
Total SA	77	4,728
Other Securities		6,590

		35,463

FINANCIALS - 9.5%
Banco Bilbao Vizcaya Argentaria SA	443	5,479
Banco Santander SA	546	4,908
Bank of China Ltd. - Class H	6,952	3,209
Man Group Plc	2,307	3,259
Moody’s Corp.	77	6,017
Weyerhaeuser Co.	186	5,880
Zurich Financial Services AG	15	4,301
Other Securities		8,192

		41,245

HEALTH CARE - 13.3%
Amgen Inc.	90	10,324
AstraZeneca Plc	83	4,948
Celgene Corp. (c)	49	8,232
Gilead Sciences Inc. (c)	175	13,142
GlaxoSmithKline Plc	182	4,856
Pfizer Inc.	123	3,761
Regeneron Pharmaceuticals Inc. (c)	33	8,966
Other Securities		3,584

		57,813

INDUSTRIALS - 10.2%
BAE Systems Plc	565	4,075
Canadian Pacific Railway Ltd.	60	9,046
Flowserve Corp.	51	4,052
General Electric Co.	147	4,107
Other Securities		23,380

		44,660

INFORMATION TECHNOLOGY - 20.2%
Cisco Systems Inc.	413	9,268
Google Inc. - Class A (c)	11	12,832
Hewlett-Packard Co.	212	5,932
Intel Corp.	150	3,890
Oracle Corp.	247	9,460
QUALCOMM Inc.	134	9,923
Visa Inc. - Class A	54	11,930
Yahoo! Inc. (c)	136	5,495
Other Securities		19,546

		88,276

MATERIALS - 5.1%
PPG Industries Inc.	53	10,044
Other Securities		12,378

		22,422

TELECOMMUNICATION SERVICES - 7.9%
AT&T Inc.	92	3,239
Deutsche Telekom AG	348	6,000
Orange SA	359	4,453
TeliaSonera AB	582	4,857
Vivendi SA	176	4,655
Vodafone Group Plc	2,817	11,092

		34,296

	Shares	Value
UTILITIES - 6.4%
E.ON SE	212	3,923
Electricite de France SA	214	7,577
GDF Suez	192	4,517
National Grid Plc	347	4,533
RWE AG	96	3,535
Scottish & Southern Energy Plc	172	3,903

		27,988

Total Common Stocks (cost $338,592)		431,790

INVESTMENT COMPANIES - 0.9%
SPDR S&P 500 ETF Trust	21	3,877

Total Investment Companies (cost $3,841)		3,877

SHORT TERM INVESTMENTS - 2.0%

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	8,565	8,565

Total Short Term Investments (cost $8,565)		8,565

Total Investments - 101.9% (cost $350,998)		444,232
Other Assets and Liabilities, Net - (1.9%)		(8,333)

Total Net Assets - 100.0%		$435,899

JNL/Mellon Capital Communications Sector Fund

COMMON STOCKS - 99.1%

TELECOMMUNICATION SERVICES - 99.1%
AT&T Inc.	939	$33,005
CenturyLink Inc.	205	6,517
Crown Castle International Corp. (c)	89	6,559
Frontier Communications Corp. (d)	1,391	6,470
Level 3 Communications Inc. (c)	197	6,536
NII Holdings Inc. - Class B (c) (d)	1,590	4,372
SBA Communications Corp. (c)	73	6,577
Sprint Corp. (c)	618	6,645
T-Mobile US Inc. (c)	198	6,657
Telephone & Data Systems Inc.	253	6,509
tw telecom inc. (c)	213	6,497
Verizon Communications Inc.	672	33,036
Windstream Holdings Inc. (d)	815	6,507

Total Common Stocks (cost $117,978)		135,887

SHORT TERM INVESTMENTS - 13.0%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	991	991

Securities Lending Collateral - 12.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	16,852	16,852

Total Short Term Investments (cost $17,843)		17,843

Total Investments - 112.1% (cost $135,821)		153,730
Other Assets and Liabilities, Net - (12.1%)		(16,634)

Total Net Assets - 100.0%		$137,096

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
JNL/Mellon Capital Consumer Brands Sector Fund * (e)

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 74.2%
Amazon.com Inc. (c)	72	$28,660
AutoZone Inc. (c)	7	3,166
Bed Bath & Beyond Inc. (c)	42	3,348
Carnival Corp.	85	3,408
CBS Corp. - Class B	108	6,874
Chipotle Mexican Grill Inc. - Class A (c)	6	3,212
Comcast Corp. - Class A	505	26,251
DIRECTV (c)	94	6,523
Discovery Communications Inc. - Class A (c)	44	3,939
Dollar General Corp. (c)	57	3,422
Home Depot Inc.	273	22,480
L Brands Inc.	47	2,923
Las Vegas Sands Corp.	75	5,905
Liberty Global Plc - Class A (c)	72	6,421
Liberty Interactive Corp. (c)	92	2,698
Liberty Media Corp. - Class A (c)	19	2,854
Liberty Ventures - Class A (c)	7	833
Lowe’s Cos. Inc.	203	10,057
Macy’s Inc.	71	3,795
McDonald’s Corp.	193	18,721
Netflix Inc. (c)	12	4,244
O’Reilly Automotive Inc. (c)	21	2,678
Omnicom Group Inc.	50	3,706
Priceline.com Inc. (c)	10	11,597
Ross Stores Inc.	42	3,163
Starbucks Corp.	146	11,462
Starwood Hotels & Resorts Worldwide Inc.	37	2,954
Target Corp.	122	7,726
Time Warner Cable Inc.	55	7,417
Time Warner Inc.	176	12,237
TJX Cos. Inc.	138	8,798
Twenty-First Century Fox Inc. - Class A	381	13,391
Viacom Inc. - Class B	78	6,850
Walt Disney Co.	317	24,205
Wynn Resorts Ltd.	16	3,057
Yum! Brands Inc.	86	6,507
Other Securities		92,058

		387,540

CONSUMER STAPLES - 14.9%
Costco Wholesale Corp.	85	10,091
CVS Caremark Corp.	231	16,520
Kroger Co.	101	4,003
Sysco Corp.	113	4,085
Wal-Mart Stores Inc.	314	24,680
Walgreen Co.	169	9,708
Whole Foods Market Inc.	72	4,165
Other Securities		4,362

		77,614

ENERGY - 0.1%
Other Securities		348

HEALTH CARE - 3.2%
AmerisourceBergen Corp.	45	3,134
Cardinal Health Inc.	66	4,437
McKesson Corp.	44	7,164
Other Securities		2,021

		16,756

INDUSTRIALS - 4.4%
Delta Air Lines Inc.	166	4,546
Hertz Global Holdings Inc. (c)	87	2,494

	Shares	Value
Southwest Airlines Co.	135	2,551
United Continental Holdings Inc. (c)	71	2,670
Other Securities		10,702

		22,963

INFORMATION TECHNOLOGY - 2.8%
eBay Inc. (c)	226	12,407
Other Securities		2,397

		14,804

Total Common Stocks (cost $402,134)		520,025

SHORT TERM INVESTMENTS - 2.6%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	3,616	3,616

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	9,992	9,992

Total Short Term Investments (cost $13,608)		13,608

Total Investments - 102.2% (cost $415,742)		533,633
Other Assets and Liabilities, Net - (2.2%)		(11,682)

Total Net Assets - 100.0%		$521,951

JNL/Mellon Capital Financial Sector Fund * (e)

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 0.6%
McGraw-Hill Financial. Inc.	37	$2,856

FINANCIALS - 92.7%
ACE Ltd.	45	4,702
AFLAC Inc.	62	4,162
Allstate Corp.	61	3,332
American Express Co.	123	11,155
American International Group Inc.	197	10,032
American Tower Corp.	52	4,178
Ameriprise Financial Inc.	26	3,020
Aon Plc - Class A	40	3,386
Bank of America Corp.	1,423	22,151
Bank of New York Mellon Corp. (a)	152	5,323
BB&T Corp.	94	3,519
Berkshire Hathaway Inc. - Class B (c)	240	28,462
BlackRock Inc.	17	5,372
Boston Properties Inc.	20	2,057
Capital One Financial Corp.	77	5,878
Charles Schwab Corp.	155	4,033
Chubb Corp.	34	3,255
Citigroup Inc.	405	21,081
CME Group Inc.	42	3,308
Discover Financial Services	64	3,589
Equity Residential	45	2,329
Fifth Third Bancorp	117	2,452
Franklin Resources Inc.	54	3,113
Goldman Sachs Group Inc.	56	9,972
Hartford Financial Services Group Inc.	60	2,168
HCP Inc.	61	2,221
Health Care REIT Inc.	39	2,073
IntercontinentalExchange Group Inc	15	3,461
Invesco Ltd.	59	2,163
JPMorgan Chase & Co.	501	29,318
M&T Bank Corp. (d)	17	2,033
Marsh & McLennan Cos. Inc.	73	3,524

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
MetLife Inc.	150	8,070
Morgan Stanley	184	5,774
PNC Financial Services Group Inc.	71	5,515
ProLogis Inc.	67	2,468
Prudential Financial Inc.	62	5,678
Public Storage	19	2,912
Simon Property Group Inc.	41	6,306
State Street Corp.	58	4,288
SunTrust Banks Inc.	72	2,633
T. Rowe Price Group Inc.	35	2,891
Travelers Cos. Inc.	49	4,429
U.S. Bancorp	243	9,831
Ventas Inc.	39	2,257
Vornado Realty Trust	23	2,031
Wells Fargo & Co.	639	29,024
Weyerhaeuser Co.	78	2,464
Other Securities		124,602

		437,995

INDUSTRIALS - 0.2%
Other Securities		785

INFORMATION TECHNOLOGY - 5.9%
MasterCard Inc. - Class A	14	11,542
Visa Inc. - Class A	68	15,114
Other Securities		1,264

		27,920

Total Common Stocks (cost $365,932)		469,556

SHORT TERM INVESTMENTS - 3.2%

Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	2,085	2,085

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	13,204	13,204

Total Short Term Investments (cost $15,289)		15,289

Total Investments - 102.6% (cost $381,221)		484,845
Other Assets and Liabilities, Net - (2.6%)		(12,216)

Total Net Assets - 100.0%		$472,629

JNL/Mellon Capital Healthcare Sector Fund * (e)

COMMON STOCKS - 99.9%

HEALTH CARE - 99.8%
Abbott Laboratories	712	$27,296
AbbVie Inc.	732	38,677
Actavis plc (c)	80	13,489
Aetna Inc.	170	11,634
Alexion Pharmaceuticals Inc. (c)	90	12,040
Allergan Inc.	137	15,222
Amgen Inc.	347	39,632
Baxter International Inc.	250	17,400
Becton Dickinson & Co.	89	9,855
Biogen Idec Inc. (c)	109	30,430
BioMarin Pharmaceutical Inc. (c)	66	4,638
Boston Scientific Corp. (c)	610	7,336
Bristol-Myers Squibb Co.	758	40,286
CareFusion Corp. (c)	96	3,828
Celgene Corp. (c)	190	32,059
CIGNA Corp.	128	11,162
Covidien Plc	212	14,448

	Shares	Value
CR Bard Inc.	36	4,786
DaVita HealthCare Partners Inc. (c)	82	5,187
Eli Lilly & Co.	457	23,294
Endo Pharmaceuticals Holdings Inc. (c) (d)	52	3,504
Express Scripts Holding Co. (c)	371	26,070
Forest Laboratories Inc. (c)	109	6,532
Gilead Sciences Inc. (c)	706	53,033
HCA Holdings Inc. (c)	142	6,753
Henry Schein Inc. (c)	39	4,466
Humana Inc.	71	7,377
Illumina Inc. (c) (d)	58	6,445
Incyte Corp. (c)	67	3,407
Intuitive Surgical Inc. (c)	18	6,723
Johnson & Johnson	1,298	118,878
Laboratory Corp. of America Holdings (c)	40	3,644
Life Technologies Corp. (c)	80	6,034
Medtronic Inc.	460	26,390
Merck & Co. Inc.	1,345	67,294
Mylan Inc. (c)	175	7,615
Perrigo Co. Plc (d)	61	9,385
Pfizer Inc.	2,982	91,332
Quest Diagnostics Inc. (d)	68	3,621
Regeneron Pharmaceuticals Inc. (c)	36	9,933
St. Jude Medical Inc.	134	8,315
Stryker Corp.	136	10,190
Thermo Fisher Scientific Inc.	167	18,546
UnitedHealth Group Inc.	464	34,904
Varian Medical Systems Inc. (c)	48	3,752
Vertex Pharmaceuticals Inc. (c)	108	7,991
Waters Corp. (c)	39	3,926
WellPoint Inc.	136	12,594
Zimmer Holdings Inc.	78	7,304
Zoetis Inc. - Class A	229	7,492
Other Securities		101,817

		1,047,966

INDUSTRIALS - 0.1%
Other Securities		953

Total Common Stocks (cost $790,089)		1,048,919

SHORT TERM INVESTMENTS - 3.5%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	7,345	7,345

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	29,732	29,732

Total Short Term Investments (cost $37,077)		37,077

Total Investments - 103.4% (cost $827,166)		1,085,996
Other Assets and Liabilities, Net - (3.4%)		(35,294)

Total Net Assets - 100.0%		$1,050,702

JNL/Mellon Capital Oil & Gas Sector Fund * (e)

COMMON STOCKS - 99.7%

ENERGY - 99.0%
Anadarko Petroleum Corp.	313	$24,865
Apache Corp.	249	21,380
Baker Hughes Inc.	276	15,255
Cabot Oil & Gas Corp. - Class A	262	10,169
Cameron International Corp. (c)	148	8,831
Cheniere Energy Inc. (c)	137	5,904

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
Chesapeake Energy Corp.	315	8,547
Chevron Corp.	1,200	149,848
Cimarex Energy Co.	54	5,683
Concho Resources Inc. (c)	66	7,098
ConocoPhillips	764	54,009
Core Laboratories NV	28	5,391
Denbury Resources Inc. (c)	229	3,755
Devon Energy Corp.	238	14,706
Energen Corp.	45	3,203
Ensco Plc - Class A	146	8,321
EOG Resources Inc.	170	28,538
EQT Corp.	94	8,429
Exxon Mobil Corp.	2,725	275,738
FMC Technologies Inc. (c)	147	7,694
Gulfport Energy Corp. (c)	52	3,308
Halliburton Co.	528	26,812
Helmerich & Payne Inc.	67	5,609
Hess Corp.	177	14,711
HollyFrontier Corp.	124	6,150
Kinder Morgan Inc.	419	15,097
Marathon Oil Corp.	434	15,327
Marathon Petroleum Corp.	188	17,222
Murphy Oil Corp.	110	7,129
National Oilwell Varco Inc.	267	21,207
Noble Corp plc	158	5,933
Noble Energy Inc.	224	15,241
Occidental Petroleum Corp.	502	47,749
Oceaneering International Inc.	68	5,344
Oil States International Inc. (c)	35	3,517
Phillips 66	374	28,821
Pioneer Natural Resources Co.	89	16,412
QEP Resources Inc.	113	3,452
Range Resources Corp.	102	8,583
Schlumberger Ltd.	822	74,046
SM Energy Co.	42	3,460
Southwestern Energy Co. (c)	218	8,591
Spectra Energy Corp.	419	14,925
Tesoro Corp.	83	4,844
Transocean Ltd.	211	10,436
Valero Energy Corp.	336	16,940
Weatherford International Ltd. (c)	479	7,424
Whiting Petroleum Corp. (c)	74	4,574
Williams Cos. Inc.	426	16,417
Other Securities		60,715

		1,157,360

INDUSTRIALS - 0.1%
Other Securities		1,842

INFORMATION TECHNOLOGY - 0.2%
Other Securities		2,391

UTILITIES - 0.4%
OGE Energy Corp.	124	4,191

Total Common Stocks (cost $905,365)		1,165,784

RIGHTS - 0.0%
Other Securities		15

Total Rights (cost $0)		15

SHORT TERM INVESTMENTS - 1.2%

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	4,023	4,023

	Shares	Value
Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	10,367	10,367

Total Short Term Investments (cost $14,390)		14,390

Total Investments - 100.9% (cost $919,755)		1,180,189
Other Assets and Liabilities, Net - (0.9%)		(10,791)

Total Net Assets - 100.0%		$1,169,398

JNL/Mellon Capital Technology Sector Fund * (e)

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 0.3%
Other Securities		$2,041

HEALTH CARE - 0.9%
Cerner Corp. (c)	61	3,419
Other Securities		2,147

		5,566

INDUSTRIALS - 0.2%
Other Securities		962

INFORMATION TECHNOLOGY - 98.6%
3D Systems Corp. (c) (d)	20	1,828
Adobe Systems Inc. (c)	96	5,778
Akamai Technologies Inc. (c)	37	1,737
Altera Corp.	66	2,147
Analog Devices Inc.	65	3,292
Ansys Inc. (c)	19	1,663
Apple Inc.	186	104,616
Applied Materials Inc.	250	4,424
Autodesk Inc. (c)	46	2,335
Avago Technologies Ltd.	51	2,722
Broadcom Corp. - Class A	112	3,322
CA Inc.	68	2,275
Cisco Systems Inc.	1,108	24,881
Citrix Systems Inc. (c)	38	2,425
Cognizant Technology Solutions Corp. - Class A (c)	63	6,339
Computer Sciences Corp.	31	1,714
Corning Inc.	300	5,353
EMC Corp.	427	10,733
Equinix Inc. (c)	10	1,817
Facebook Inc. - Class A (c)	341	18,637
Google Inc. - Class A (c)	58	65,177
Hewlett-Packard Co.	399	11,151
Intel Corp.	1,030	26,749
International Business Machines Corp.	212	39,679
Intuit Inc.	59	4,514
Juniper Networks Inc. (c)	104	2,344
KLA-Tencor Corp.	34	2,210
Lam Research Corp. (c)	34	1,842
Linear Technology Corp.	49	2,220
Maxim Integrated Products Inc.	59	1,635
Microchip Technology Inc. (d)	41	1,826

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
Micron Technology Inc. (c)	218	4,752
Microsoft Corp.	1,574	58,926
Motorola Solutions Inc.	47	3,200
NetApp Inc.	71	2,915
Nvidia Corp.	121	1,930
Oracle Corp.	727	27,829
QUALCOMM Inc.	350	26,001
Red Hat Inc. (c)	39	2,210
Salesforce.com Inc. (c)	115	6,354
SanDisk Corp.	47	3,311
Seagate Technology	68	3,805
Symantec Corp.	145	3,411
Texas Instruments Inc.	227	9,968
VMware Inc. - Class A (c) (d)	18	1,610
Western Digital Corp.	44	3,669
Xerox Corp.	241	2,928
Xilinx Inc.	56	2,563
Yahoo! Inc. (c)	196	7,915
Other Securities		59,560

		600,242

Total Common Stocks (cost $463,274)		608,811

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 1.5%
JNL Money Market Fund, 0.01% (a) (b)	9,038	9,038

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	12,782	12,782

Total Short Term Investments (cost $21,820)		21,820

Total Investments - 103.6% (cost $485,094)		630,631
Other Assets and Liabilities, Net - (3.6%)		(21,793)

Total Net Assets - 100.0%		$608,838

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2013.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2013. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting www.jackson.com or the Commission’s website, www.sec.gov.

Abbreviations:

ADR - American Depositary Receipt EAFE - Europe Asia Far East ETF - Exchange-Traded Fund MSCI - Morgan Stanley Capital International	NYRS - New York Registry Shares REIT - Real Estate Investment Trust SPDR - Standard & Poor’s Depository Receipt

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Schedules of Investments (in thousands)

December 31, 2013

Investments in Affiliates - See Note 5 in the Notes to Financial Statements for discussion of investments in affiliates. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

The following table details cash management investments in affiliates held at December 31, 2013. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions in these investments during the year ended December 31, 2013.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow 10 Fund	$135	$141	$-
JNL/Mellon Capital Global 15 Fund	-	755	-
JNL/Mellon Capital Nasdaq 25 Fund	434	1,841	-
JNL/Mellon Capital Value Line 30 Fund	1,269	96	-
JNL/Mellon Capital S&P 24 Fund	2,429	1,881	-
JNL/Mellon Capital S&P SMid 60 Fund	940	1,044	-
JNL/Mellon Capital NYSE International 25 Fund	399	-	-
JNL/Mellon Capital 25 Fund	383	2,276	-
JNL/Mellon Capital JNL 5 Fund	-	2,611	-
JNL/Mellon Capital Communications Sector Fund	925	991	-
JNL/Mellon Capital Consumer Brands Sector Fund	-	3,616	-
JNL/Mellon Capital Financial Sector Fund	392	2,085	-
JNL/Mellon Capital Healthcare Sector Fund	-	7,345	1
JNL/Mellon Capital Oil & Gas Sector Fund	810	4,023	1
JNL/Mellon Capital Technology Sector Fund	-	9,038	-
The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser. The following table details the Fund’s long-term investment in this affiliate held at December 31, 2013.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Loss	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$2,693	$1,975	$567	$76	$(15)	$5,323

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital NYSE International 25 Fund	JNL/Mellon Capital JNL Optimized 5 Fund
Argentina	–%	7.5%	–%
Brazil	–	2.3	–
Canada	–	12.0	2.6
China	30.2	–	2.7
France	–	–	6.0
Germany	–	–	3.1
Hong Kong	–	3.0	0.7
Ireland	–	–	0.6
Italy	–	6.8	0.9
Japan	–	17.1	–
Luxembourg	–	3.3	–
Netherlands	–	3.5	–
South Korea	–	3.1	–
Spain	–	8.4	3.5
Sweden	–	–	1.1
Switzerland	–	4.0	1.0
United Kingdom	32.1	12.1	10.7
United States	37.7	16.9	67.1
Total Long-Term Investments	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/Mellon Capital Dow 10 Fund		JNL/Mellon Capital Global 15 Fund		JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital NYSE International 25 Fund
Assets
Investments - unaffiliated, at value (a) (d)		$584,395		$410,814	$608,856	$805,520	$1,053,234	$669,720	$80,898
Investments - affiliated, at value (b)		1,670		755	5,525	11,918	2,800	26,176	20,538

Total investments, at value (c)		586,065		411,569	614,381	817,438	1,056,034	695,896	101,436
Cash		–		–	–	–	–	–	–
Foreign currency (e)		–		396	–	–	–	–	12
Receivable for investments sold		472		8,240	9,940	17,383	–	–	–
Receivable for fund shares sold		182		382	1,105	228	495	891	51
Receivable for dividends and interest		991		773	272	350	648	286	99

Total assets		587,710		421,360	625,698	835,399	1,057,177	697,073	101,598

Liabilities
Cash overdraft		–		–	–	–	–	–	52
Payable for advisory fees		140		101	143	191	244	160	22
Payable for administrative fees		73		69	75	100	130	84	13
Payable for 12b-1 fee (Class A)		35		25	36	48	63	40	5
Payable for investment securities purchased		601		8,262	11,278	16,417	1,102	–	–
Payable for fund shares redeemed		759		346	816	966	1,241	643	48
Payable for manager fees		28		37	11	42	38	14	4
Payable for other expenses		116		31	100	150	52	35	11
Payable upon return of securities loaned		1,529		–	3,684	11,822	919	25,132	20,538

Total liabilities		3,281		8,871	16,143	29,736	3,789	26,108	20,693

Net assets		$584,429		$412,489	$609,555	$805,663	$1,053,388	$670,965	$80,905

Net assets consist of:
Paid-in capital		$461,128		$379,301	$388,430	$1,041,203	$729,942	$461,798	$120,914
Undistributed net investment income		–		–	1,563	1,913	4,469	2,873	1,497
Accumulated net realized gain (loss)		–		–	50,493	(433,901)	62,349	47,948	(52,691)
Net unrealized appreciation on investments and foreign currency		123,301		33,188	169,069	196,448	256,628	158,346	11,185

		$584,429		$412,489	$609,555	$805,663	$1,053,388	$670,965	$80,905

Class A
Net assets		$584,429		$412,489	$609,174	$805,458	$1,052,886	$670,340	$80,761
Shares outstanding (no par value), unlimited shares authorized		34,069		19,058	32,057	55,134	70,996	48,238	11,606
Net asset value per share		$17.15		$21.64	$19.00	$14.61	$14.83	$13.90	$6.96

Class B
Net assets	$	N/A	$	N/A	$381	$205	$502	$625	$144
Shares outstanding (no par value), unlimited shares authorized		N/A		N/A	26	28	38	45	21
Net asset value per share	$	N/A	$	N/A	$14.44	$7.22	$13.13	$13.77	$6.82

(a) Investments - unaffiliated, at cost		$461,094		$377,646	$439,787	$609,072	$796,606	$511,374	$69,713
(b) Investments - affiliated, at cost		1,670		755	5,525	11,918	2,800	26,176	20,538

(c) Total investments, at cost		$462,764		$378,401	$445,312	$620,990	$799,406	$537,550	$90,251

(d) Including value of securities on loan		$1,506		$–	$3,673	$11,796	$899	$24,669	$20,086
(e) Foreign currency, at cost		–		391	–	–	–	–	12

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,041,075	$3,595,900	$435,667	$135,887	$520,025	$464,233	$1,048,919
Investments - affiliated, at value (b)	123,554	85,939	8,565	17,843	13,608	20,612	37,077

Total investments, at value (c)	1,164,629	3,681,839	444,232	153,730	533,633	484,845	1,085,996
Cash	222	–	–	–	–	4	–
Foreign currency (e)	–	19	16	–	–	–	–
Receivable for investments sold	–	64,728	3,278	4,555	–	–	–
Receivable for fund shares sold	768	466	70	65	790	743	1,239
Receivable for dividends and interest	2,931	6,311	682	196	720	742	1,242

Total assets	1,168,550	3,753,363	448,278	158,546	535,143	486,334	1,088,477

Liabilities
Cash overdraft	–	–	284	–	–	–	–
Payable for advisory fees	243	823	105	35	123	112	244
Payable for administrative fees	130	451	55	17	64	58	130
Payable for 12b-1 fee (Class A)	62	215	26	8	31	28	63
Payable for investment securities purchased	2,303	66,498	2,712	3,909	2,453	–	6,291
Payable for fund shares redeemed	754	4,341	567	596	440	212	1,136
Payable for manager fees	33	201	21	3	5	9	13
Payable for other expenses	3	234	44	30	84	82	166
Payable upon return of securities loaned	121,278	83,328	8,565	16,852	9,992	13,204	29,732

Total liabilities	124,806	156,091	12,379	21,450	13,192	13,705	37,775

Net assets	$1,043,744	$3,597,272	$435,899	$137,096	$521,951	$472,629	$1,050,702

Net assets consist of:
Paid-in capital	$736,472	$4,084,967	$445,390	$125,092	$380,154	$386,401	$781,394
Undistributed net investment income	21,418	70,524	9,010	3,760	2,782	4,480	8,505
Accumulated net realized gain (loss)	97,938	(1,436,743)	(111,743)	(9,665)	21,124	(21,876)	1,973
Net unrealized appreciation on investments and foreign currency	187,916	878,524	93,242	17,909	117,891	103,624	258,830

	$1,043,744	$3,597,272	$435,899	$137,096	$521,951	$472,629	$1,050,702

Class A
Net assets	$1,043,106	$3,586,432	$434,697	$136,987	$521,754	$472,278	$1,049,978
Shares outstanding (no par value), unlimited shares authorized	53,223	296,200	38,746	30,121	30,244	46,222	51,671
Net asset value per share	$19.60	$12.11	$11.22	$4.55	$17.25	$10.22	$20.32

Class B
Net assets	$638	$10,840	$1,202	$109	$197	$351	$724
Shares outstanding (no par value), unlimited shares authorized	32	893	108	25	11	34	36
Net asset value per share	$19.79	$12.14	$11.16	$4.35	$17.47	$10.21	$20.35

(a) Investments - unaffiliated, at cost	$853,160	$2,717,401	$342,433	$117,978	$402,134	$361,748	$790,089
(b) Investments - affiliated, at cost	123,554	85,939	8,565	17,843	13,608	19,473	37,077

(c) Total investments, at cost	$976,714	$2,803,340	$350,998	$135,821	$415,742	$381,221	$827,166

(d) Including value of securities on loan	$118,515	$81,179	$8,242	$15,863	$9,799	$12,898	$29,123
(e) Foreign currency, at cost	–	19	16	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2013

	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,165,799	$608,811
Investments - affiliated, at value (b)	14,390	21,820

Total investments, at value (c)	1,180,189	630,631
Cash	7	23
Foreign currency (e)	–	–
Receivable for investments sold	–	–
Receivable for fund shares sold	558	487
Receivable for dividends and interest	580	113

Total assets	1,181,334	631,254

Liabilities
Cash overdraft	–	–
Payable for advisory fees	270	141
Payable for administrative fees	145	73
Payable for 12b-1 fee (Class A)	69	36
Payable for investment securities purchased	–	8,396
Payable for fund shares redeemed	830	865
Payable for manager fees	34	14
Payable for other expenses	221	109
Payable upon return of securities loaned	10,367	12,782

Total liabilities	11,936	22,416

Net assets	$1,169,398	$608,838

Net assets consist of:
Paid-in capital	$901,890	$455,907
Undistributed net investment income	15,218	5,072
Accumulated net realized gain (loss)	(8,144)	2,322
Net unrealized appreciation on investments and foreign currency	260,434	145,537

	$1,169,398	$608,838

Class A
Net assets	$1,167,730	$608,457
Shares outstanding (no par value), unlimited shares authorized	33,815	66,704
Net asset value per share	$34.53	$9.12

Class B
Net assets	$1,668	$381
Shares outstanding (no par value), unlimited shares authorized	48	41
Net asset value per share	$34.99	$9.24

(a) Investments - unaffiliated, at cost	$905,365	$463,274
(b) Investments - affiliated, at cost	14,390	21,820

(c) Total investments, at cost	$919,755	$485,094

(d) Including value of securities on loan	$10,153	$12,586
(e) Foreign currency, at cost	–	–

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital NYSE International 25 Fund
Investment income
Dividends (a)	$18,589	$22,730	$4,914	$5,982	$9,,404	$5,712	$2,128
Foreign taxes withheld	–	(1,787)	–	–	–	–	(188)
Securities lending (a)	17	31	35	889	3	203	128

Total investment income	18,606	20,974	4,949	6,871	9,407	5,915	2,068

Expenses
Advisory fees	1,553	1,232	1,432	2,118	2,134	1,674	240
Administrative fees	808	848	743	1,111	1,123	873	146
12b-1 fees (Class A)	1,077	848	990	1,481	1,496	1,162	146
Licensing fees	121	32	198	599	150	116	29
Legal fees	3	2	2	3	7	2	–
Manager fees	8	6	7	11	10	8	1
Other expenses	7	7	7	13	8	8	5

Total expenses	3,577	2,975	3,379	5,336	4,928	3,843	567

Net investment income	15,029	17,999	1,570	1,535	4,479	2,072	1,501

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	49,276	42,561	50,990	50,430	63,928	55,006	(3,543)
Affiliated investments	–	–	–	–	–	–	–
Foreign currency related items	–	(79)	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	74,359	(7,560)	118,115	171,726	202,586	121,740	17,200
Foreign currency related items	–	10	–	6	–	1	–

Net realized and unrealized gain	123,635	34,932	169,105	222,162	266,514	176,747	13,657

Net increase in net assets from operations	$138,664	$52,931	$170,675	$223,697	$270,993	$178,819	$15,158

(a) Income from affiliated investments	$17	$31	$35	$890	$3	$203	$128

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund
Investment income
Dividends (a)	$25,632	$90,983	$11,520	$4,340	$5,169	$6,890	$13,190
Foreign taxes withheld	(330)	(2,403)	(333)	–	(2)	–	–
Securities lending (a)	1,752	3,678	428	238	70	33	240

Total investment income	27,054	92,258	11,615	4,578	5,237	6,923	13,430

Expenses
Advisory fees	2,466	9,196	1,163	374	1,074	1,063	2,123
Administrative fees	1,303	5,042	599	176	551	545	1,117
12b-1 fees (Class A)	1,737	6,703	796	235	734	727	1,488
Licensing fees	–	336	106	26	83	82	168
Legal fees	3	15	2	1	1	1	4
Manager fees	12	48	6	2	5	5	9
Other expenses	15	46	33	2	5	5	9

Total expenses	5,536	21,386	2,705	816	2,453	2,428	4,918

Net investment income	21,518	70,872	8,910	3,762	2,784	4,495	8,512

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	99,454	375,033	21,028	9,511	24,799	14,919	22,315
Affiliated investments	–	–	–	–	–	(15)	–
Foreign currency related items	(15)	(251)	72	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	148,675	475,636	82,220	7,936	93,831	77,713	201,912
Foreign currency related items	1	12	(2)	–	–	–	–

Net realized and unrealized gain	248,115	850,430	103,318	17,447	118,630	92,617	224,227

Net increase in net assets from operations	$269,633	$921,302	$112,228	$21,209	$121,414	$97,112	$232,739

(a) Income from affiliated investments	$1,752	$3,678	$428	$238	$70	$109	$241

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Investment income
Dividends (a)	$21,857	$8,204
Foreign taxes withheld	(3)	(2)
Securities lending (a)	156	99

Total investment income	22,010	8,301

Expenses
Advisory fees	2,900	1,400
Administrative fees	1,544	726
12b-1 fees (Class A)	2,056	967
Licensing fees	232	109
Legal fees	5	2
Manager fees	14	7
Other expenses	13	8

Total expenses	6,764	3,219

Net investment income	15,246	5,082

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	19,049	14,921
Affiliated investments	–	–
Foreign currency related items	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	194,508	98,022
Foreign currency related items	–	–

Net realized and unrealized gain	213,557	112,943

Net increase in net assets from operations	$228,803	$118,025

(a) Income from affiliated investments	$157	$99

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital NYSE International 25 Fund
Operations
Net investment income	$15,029	$17,999	$1,570	$1,535	$4,479	$2,072	$1,501
Net realized gain (loss)	49,276	42,482	50,990	50,430	63,928	55,006	(3,543)
Net change in unrealized appreciation (depreciation)	74,359	(7,550)	118,115	171,732	202,586	121,741	17,200

Net increase in net assets from operations	138,664	52,931	170,675	223,697	270,993	178,819	15,158

Distributions to shareholders
From net investment income
Class A	–	–	(4,166)	(14,308)	(8,302)	(8,986)	(2,590)
Class B	–	–	(4)	(8)	(5)	(9)	(5)
From net realized gains
Class A	–	–	(11,353)	–	(18,865)	(8,362)	–
Class B	–	–	(9)	–	(10)	(8)	–

Total distributions to shareholders	–	–	(15,532)	(14,316)	(27,182)	(17,365)	(2,595)

Share transactions[1]
Proceeds from the sale of shares
Class A	170,275	92,064	201,712	128,536	127,809	217,115	28,179
Class B	–	–	114	39	178	295	17
Proceeds in connection with acquisition
Class A	–	–	–	–	250,155	–	–
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	–	–	15,519	14,308	27,167	17,348	2,590
Class B	–	–	13	8	15	17	5
Cost of shares redeemed
Class A	(187,303)	(152,272)	(183,062)	(227,135)	(176,029)	(204,666)	(39,978)
Class B	–	–	(230)	(90)	(217)	(320)	(27)

Net increase (decrease) in net assets from share transactions	(17,028)	(60,208)	34,066	(84,334)	229,078	29,789	(9,214)

Net increase (decrease) net assets	121,636	(7,277)	189,209	125,047	472,889	191,243	3,349

Net assets beginning of year	462,793	419,766	420,346	680,616	580,499	479,722	77,556

Net assets end of year	$584,429	$412,489	$609,555	$805,663	$1,053,388	$670,965	$80,905

Undistributed net investment income	$–	$–	$1,563	$1,913	$4,469	$2,873	$1,497

[1] Share transactions
Shares sold
Class A	10,995	4,472	12,132	10,230	9,701	17,327	4,419
Class B	–	–	9	6	15	24	2
Shares issued in connection with acquisition
Class A	–	–	–	–	19,148	–	–
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	–	–	853	1,033	1,943	1,274	390
Class B	–	–	1	1	1	1	1
Shares redeemed
Class A	(12,149)	(7,396)	(11,281)	(17,789)	(13,259)	(16,332)	(6,428)
Class B	–	–	(17)	(14)	(17)	(27)	(4)

Net increase/(decrease)
Class A	(1,154)	(2,924)	1,704	(6,526)	17,533	2,269	(1,619)

Class B	–	–	(7)	(7)	(1)	(2)	(1)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$230,674	$206,399	$404,455	$721,181	$550,843	$441,907	$46,336
Proceeds from sales of securities	231,643	248,760	386,905	813,495	590,504	426,654	56,513

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund
Operations
Net investment income	$21,518	$70,872	$8,910	$3,762	$2,784	$4,495	$8,512
Net realized gain (loss)	99,439	374,782	21,100	9,511	24,799	14,904	22,315
Net change in unrealized appreciation (depreciation)	148,676	475,648	82,218	7,936	93,831	77,713	201,912

Net increase in net assets from operations	269,633	921,302	112,228	21,209	121,414	97,112	232,739

Distributions to shareholders
From net investment income
Class A	(21,899)	(86,845)	(11,474)	(2,691)	(2,624)	(3,328)	(5,619)
Class B	(14)	(277)	(34)	(2)	(1)	(3)	(4)
From net realized gains
Class A	(36,711)	–	–	–	(11,302)	(2,157)	(7,890)
Class B	(22)	–	–	–	(4)	(2)	(6)

Total distributions to shareholders	(58,646)	(87,122)	(11,508)	(2,693)	(13,931)	(5,490)	(13,519)

Share transactions[1]
Proceeds from the sale of shares
Class A	351,592	425,637	66,656	83,423	338,442	290,681	623,409
Class B	128	1,019	124	16	124	53	247
Reinvestment of distributions
Class A	58,610	86,845	11,474	2,691	13,926	5,485	13,509
Class B	36	277	34	2	5	5	10
Cost of shares redeemed
Class A	(255,131)	(872,856)	(116,731)	(70,356)	(166,714)	(151,486)	(238,463)
Class B	(239)	(1,749)	(287)	(21)	(311)	(85)	(196)

Net increase (decrease) in net assets from share transactions	154,996	(360,827)	(38,730)	15,755	185,472	144,653	398,516

Net increase (decrease) net assets	365,983	473,353	61,990	34,271	292,955	236,275	617,736

Net assets beginning of year	677,761	3,123,919	373,909	102,825	228,996	236,354	432,966

Net assets end of year	$1,043,744	$3,597,272	$435,899	$137,096	$521,951	$472,629	$1,050,702

Undistributed net investment income	$21,418	$70,524	$9,010	$3,760	$2,782	$4,480	$8,505

[1] Share transactions
Shares sold
Class A	19,854	38,915	6,627	19,603	22,174	31,798	34,566
Class B	7	94	13	3	9	6	15
Reinvestment of distributions
Class A	3,106	7,397	1,068	623	839	559	679
Class B	2	24	3	1	–	–	–
Shares redeemed
Class A	(14,253)	(80,357)	(11,725)	(16,890)	(10,952)	(16,540)	(13,168)
Class B	(14)	(163)	(29)	(5)	(19)	(9)	(11)

Net increase/(decrease)
Class A	8,707	(34,045)	(4,030)	3,336	12,061	15,817	22,077

Class B	(5)	(45)	(13)	(1)	(10)	(3)	4

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$813,541	$1,965,411	$256,885	$71,848	$244,849	$187,027	$438,829
Proceeds from sales of securities	697,664	2,333,670	297,913	55,759	72,344	45,551	56,089

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$15,246	$5,082
Net realized gain (loss)	19,049	14,921
Net change in unrealized appreciation (depreciation)	194,508	98,022

Net increase in net assets from operations	228,803	118,025

Distributions to shareholders
From net investment income
Class A	(12,788)	(3,473)
Class B	(21)	(3)
From net realized gains
Class A	(13,549)	(8,986)
Class B	(19)	(6)

Total distributions to shareholders	(26,377)	(12,468)

Share transactions[1]
Proceeds from the sale of shares
Class A	381,125	221,917
Class B	505	49
Reinvestment of distributions
Class A	26,337	12,459
Class B	40	9
Cost of shares redeemed
Class A	(331,504)	(162,525)
Class B	(304)	(81)

Net increase (decrease) in net assets from share transactions	76,199	71,828

Net increase (decrease) net assets	278,625	177,385

Net assets beginning of year	890,773	431,453

Net assets end of year	$1,169,398	$608,838

Undistributed net investment income	$15,218	$5,072

[1] Share transactions
Shares sold
Class A	11,903	27,283
Class B	16	6
Reinvestment of distributions
Class A	788	1,421
Class B	1	1
Shares redeemed
Class A	(10,413)	(20,314)
Class B	(9)	(10)

Net increase/(decrease)
Class A	2,278	8,390

Class B	8	(3)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$167,521	$121,205
Proceeds from sales of securities	104,576	57,697

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Mellon Capital Dow 10 Fund	NL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund
Operations
Net investment income	$14,834	$17,047	$4,167	$14,750	$8,303	$9,865
Net realized gain (loss)	34,495	(285)	13,733	(167,064)	19,654	7,473
Net change in unrealized appreciation (depreciation)	593	68,258	40,553	222,289	35,817	50,443

Net increase in net assets from operations	49,922	85,020	58,453	69,975	63,774	67,781

Distributions to shareholders
From net investment income
Class A	–	–	(847)	(449)	(2,663)	(3,732)
Class B	–	–	(1)	(1)	(3)	(5)
From net realized gains
Class A	–	–	(2,846)	–	(44,712)	(32,440)
Class B	–	–	(3)	–	(32)	(33)

Total distributions to shareholders	–	–	(3,697)	(450)	(47,410)	(36,210)

Share transactions[1]
Proceeds from the sale of shares
Class A	159,153	77,363	229,809	213,182	190,719	220,275
Class B	–	–	225	107	122	319
Reinvestment of distributions
Class A	–	–	3,693	449	47,375	36,172
Class B	–	–	4	1	35	38
Cost of shares redeemed
Class A	(238,341)	(142,980)	(155,097)	(325,255)	(209,540)	(290,466)
Class B	–	–	(71)	(111)	(105)	(82)

Net increase (decrease) in net assets from share transactions	(79,188)	(65,617)	78,563	(111,627)	28,606	(33,744)

Net increase (decrease) net assets	(29,266)	19,403	133,319	(42,102)	44,970	(2,173)

Net assets beginning of year	492,059	400,363	287,027	722,718	535,529	481,895

Net assets end of year	$462,793	$419,766	$420,346	$680,616	$580,499	$479,722

Undistributed net investment income	$–	$–	$4,163	$14,720	$8,297	$9,796

[1] Share transactions
Shares sold
Class A	12,569	4,463	17,096	19,828	16,736	20,965
Class B	–	–	23	20	12	30
Reinvestment of distributions
Class A	–	–	269	41	4,350	3,585
Class B	–	–	–	–	4	4
Shares redeemed
Class A	(18,994)	(8,249)	(11,585)	(29,634)	(18,126)	(27,079)
Class B	–	–	(7)	(20)	(10)	(8)

Net increase/(decrease)
Class A	(6,425)	(3,786)	5,780	(9,765)	2,960	(2,529)

Class B	–	–	16	–	6	26

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$144,832	$214,769	$363,017	$797,001	$569,960	$455,227
Proceeds from sales of securities	206,325	262,318	283,330	894,561	581,176	515,293

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Mellon Capital NYSE International 25 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund
Operations
Net investment income	$2,593	$21,908	$86,713	$11,572	$2,693	$2,624
Net realized gain (loss)	(15,732)	37,601	7,468	(20,268)	(687)	12,178
Net change in unrealized appreciation (depreciation)	21,109	42,702	424,412	58,179	11,064	16,635

Net increase in net assets from operations	7,970	102,211	518,593	49,483	13,070	31,437

Distributions to shareholders
From net investment income
Class A	(2,958)	(13,663)	(90,947)	(10,499)	(2,124)	(852)
Class B	(5)	(12)	(275)	(31)	(2)	(1)
From net realized gains
Class A	–	(3,163)	–	–	–	(6,418)
Class B	–	(3)	–	–	–	(7)

Total distributions to shareholders	(2,963)	(16,841)	(91,222)	(10,530)	(2,126)	(7,278)

Share transactions[1]
Proceeds from the sale of shares
Class A	36,178	252,396	324,769	48,032	91,910	189,440
Class B	43	288	1,165	208	48	124
Reinvestment of distributions
Class A	2,958	16,826	90,947	10,499	2,124	7,270
Class B	5	15	275	31	2	8
Cost of shares redeemed
Class A	(38,437)	(265,587)	(764,732)	(81,106)	(61,481)	(104,833)
Class B	(45)	(315)	(1,717)	(129)	(84)	(64)

Net increase (decrease) in net assets from share transactions	702	3,623	(349,293)	(22,465)	32,519	91,945

Net increase (decrease) net assets	5,709	88,993	78,078	16,488	43,463	116,104

Net assets beginning of year	71,847	588,768	3,045,841	357,421	59,362	112,892

Net assets end of year	$77,556	$677,761	$3,123,919	$373,909	$102,825	$228,996

Undistributed net investment income	$2,591	$21,888	$87,006	$11,536	$2,691	$2,623

[1] Share transactions
Shares sold
Class A	6,411	17,534	35,805	5,682	24,329	15,626
Class B	8	22	129	25	14	9
Reinvestment of distributions
Class A	535	1,135	9,832	1,224	559	583
Class B	1	1	30	4	1	1
Shares redeemed
Class A	(6,872)	(18,502)	(84,395)	(9,579)	(16,297)	(8,729)
Class B	(8)	(23)	(188)	(15)	(23)	(5)

Net increase/(decrease)
Class A	74	167	(38,758)	(2,673)	8,591	7,480

Class B	1	–	(29)	14	(8)	5

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$58,925	$529,866	$2,095,561	$250,631	$80,799	$138,074
Proceeds from sales of securities	59,173	546,450	2,470,612	274,397	48,212	50,282

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$3,321	$5,622	$12,802	$3,472
Net realized gain (loss)	9,968	9,861	9,960	8,854
Net change in unrealized appreciation (depreciation)	30,665	40,591	12,225	17,474

Net increase in net assets from operations	43,954	56,074	34,987	29,800

Distributions to shareholders
From net investment income
Class A	(2,165)	(3,209)	(9,641)	(1,194)
Class B	(3)	(4)	(15)	(1)
From net realized gains
Class A	–	(1,963)	(3,124)	(22,823)
Class B	–	(2)	(4)	(16)

Total distributions to shareholders	(2,168)	(5,178)	(12,784)	(24,034)

Share transactions[1]
Proceeds from the sale of shares
Class A	156,368	257,596	355,192	294,567
Class B	86	207	340	163
Reinvestment of distributions
Class A	2,165	5,172	12,765	24,017
Class B	3	6	19	17
Cost of shares redeemed
Class A	(125,181)	(152,474)	(365,224)	(229,685)
Class B	(81)	(103)	(370)	(170)

Net increase (decrease) in net assets from share transactions	33,360	110,404	2,722	88,909

Net increase (decrease) net assets	75,146	161,300	24,925	94,675

Net assets beginning of year	161,208	271,666	865,848	336,778

Net assets end of year	$236,354	$432,966	$890,773	$431,453

Undistributed net investment income	$3,316	$5,616	$12,783	$3,466

[1] Share transactions
Shares sold
Class A	21,662	18,458	12,522	36,361
Class B	13	15	11	21
Reinvestment of distributions
Class A	289	352	456	3,308
Class B	–	–	1	2
Shares redeemed
Class A	(17,476)	(10,957)	(12,962)	(29,248)
Class B	(12)	(7)	(13)	(22)

Net increase/(decrease)
Class A	4,475	7,853	16	10,421

Class B	1	8	(1)	1

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$103,470	$160,754	$131,369	$156,460
Proceeds from sales of securities	69,048	47,951	128,638	87,238

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow 10 Fund
Class A
12/31/2013	$13.14	$0.43	$3.58	$4.01	$–	$–	$17.15	30.52%	$584,429	43%	0.66%	2.79%
12/31/2012	11.81	0.40	0.93	1.33	–	–	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	–	–	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	–	–	10.01	24.66	376,744	60	0.67	3.35
12/31/2009	6.93	0.29	0.81	1.10	–	–	8.03	15.87	338,067	45	0.68	4.37
JNL/Mellon Capital Global 15 Fund
Class A
12/31/2013	19.10	0.88	1.66	2.54	–	–	21.64	13.30 (d)	412,489	49	0.70	4.25
12/31/2012	15.54	0.71	2.85	3.56	–	–	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	–	–	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	–	–	16.94	14.69	522,900	63	0.70	3.81
12/31/2009	11.27	0.54	2.96	3.50	–	–	14.77	31.06	571,353	64	0.71	4.39
JNL/Mellon Capital Nasdaq 25 Fund
Class A
12/31/2013	13.84	0.05	5.62	5.67	(0.14)	(0.37)	19.00	41.10	609,174	79	0.68	0.32
12/31/2012	11.67	0.15	2.15	2.30	(0.03)	(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)	–	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)	–	11.50	17.20	209,278	67	0.70	0.95
12/31/2009	7.33	0.04	2.46	2.50	–	–	9.83	34.11	118,145	19	0.72	0.46
Class B
12/31/2013	10.60	0.07	4.30	4.37	(0.16)	(0.37)	14.44	41.44	381	79	0.48	0.53
12/31/2012	8.97	0.15	1.63	1.78	(0.05)	(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)	–	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)	–	8.84	17.48	139	67	0.50	1.15
12/31/2009	5.62	0.04	1.89	1.93	–	–	7.55	34.34	94	19	0.52	0.70
JNL/Mellon Capital Value Line 30 Fund
Class A
12/31/2013	11.04	0.03	3.80	3.83	(0.26)	–	14.61	34.83	805,458	98	0.72	0.21
12/31/2012	10.12	0.21	0.72	0.93	(0.01)	–	11.04	9.16	680,423	106	0.74	1.96
12/31/2011	13.14	0.01	(3.03)	(3.02)	–	–	10.12	(22.98)	722,540	107	0.74	0.06
12/31/2010	10.79	(0.01)	2.43	2.42	(0.07)	–	13.14	22.45	816,198	100	0.79	(0.06)
12/31/2009	9.44	0.08	1.28	1.36	(0.01)	–	10.79	14.44	629,223	24	0.80	0.80
Class B
12/31/2013	5.56	0.03	1.92	1.95	(0.29)	–	7.22	35.33	205	98	0.52	0.41
12/31/2012	5.12	0.12	0.35	0.47	(0.03)	–	5.56	9.25	193	106	0.54	2.16
12/31/2011	6.64	0.01	(1.53)	(1.52)	–	–	5.12	(22.89)	178	107	0.54	0.21
12/31/2010	5.48	0.01	1.24	1.25	(0.09)	–	6.64	22.82	260	100	0.59	0.15
12/31/2009	4.83	0.05	0.64	0.69	(0.04)	–	5.48	14.37	108	24	0.60	1.08
JNL/Mellon Capital S&P 24 Fund
Class A
12/31/2013	10.85	0.08	4.29	4.37	(0.12)	(0.27)	14.83	40.51	1,052,886	74	0.66	0.60
12/31/2012	10.60	0.16	1.06	1.22	(0.05)	(0.92)	10.85	11.53	580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)	–	10.60	4.91	535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)	–	10.15	16.70	367,430	56	0.66	1.16
12/31/2009	7.36	0.13	1.25	1.38	(0.02)	–	8.72	18.70	138,638	27	0.70	1.61
Class B
12/31/2013	9.63	0.09	3.82	3.91	(0.14)	(0.27)	13.13	40.84	502	74	0.46	0.79
12/31/2012	9.50	0.17	0.95	1.12	(0.07)	(0.92)	9.63	11.81	372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)	–	9.50	5.14	316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)	–	9.09	16.76	173	56	0.46	1.33
12/31/2009	6.57	0.12	1.14	1.26	(0.02)	–	7.81	19.18	110	27	0.50	1.81

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P SMid 60 Fund
Class A
12/31/2013	$10.43	$0.06	$3.78	$3.84	$(0.19)	$(0.18)	$13.90	36.89%	$670,340	74%	0.66%	0.50%
12/31/2012	9.93	0.21	1.14	1.35	(0.09)	(0.76)	10.43	13.85	479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)	(0.45)	9.93	(7.72)	481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)	–	11.33	20.76	377,694	75	0.66	1.38
12/31/2009	5.85	0.03	3.57	3.60	(0.06)	–	9.39	61.59	196,309	40	0.69	0.33
Class B
12/31/2013	10.33	0.08	3.75	3.83	(0.21)	(0.18)	13.77	37.17	625	74	0.46	0.66
12/31/2012	9.85	0.32	1.03	1.35	(0.11)	(0.76)	10.33	13.96	481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)	(0.45)	9.85	(7.42)	203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)	–	11.22	20.81	329	75	0.46	1.57
12/31/2009	5.79	0.04	3.54	3.58	(0.07)	–	9.30	61.79	188	40	0.49	0.57
JNL/Mellon Capital NYSE International 25 Fund
Class A
12/31/2013	5.85	0.13	1.21	1.34	(0.23)	–	6.96	23.12 (d)	80,761	64	0.78	2.06
12/31/2012	5.45	0.19	0.43	0.62	(0.22)	–	5.85	11.69	77,430	78	0.78	3.41
12/31/2011	7.36	0.20	(1.95)	(1.75)	(0.16)	–	5.45	(23.86)	71,733	84	0.77	2.84
12/31/2010	7.35	0.16	0.00	0.16	(0.15)	–	7.36	2.26	101,350	64	0.77	2.21
12/31/2009	5.65	0.19	1.82	2.01	(0.31)	–	7.35	35.56	85,158	43	0.78	2.92
Class B
12/31/2013	5.75	0.14	1.18	1.32	(0.25)	–	6.82	23.07 (d)	144	64	0.58	2.30
12/31/2012	5.36	0.20	0.43	0.63	(0.24)	–	5.75	12.02	126	78	0.58	3.59
12/31/2011	7.24	0.22	(1.92)	(1.70)	(0.18)	–	5.36	(23.64)	114	84	0.57	3.13
12/31/2010	7.23	0.17	0.00	0.17	(0.16)	–	7.24	2.45	138	64	0.57	2.38
12/31/2009	5.57	0.20	1.78	1.98	(0.32)	–	7.23	35.60	139	43	0.58	3.14
JNL/Mellon Capital 25 Fund
Class A
12/31/2013	15.21	0.44	5.12	5.56	(0.44)	(0.73)	19.60	36.86 (d)	1,043,106	81	0.64	2.48
12/31/2012	13.26	0.50	1.83	2.33	(0.31)	(0.07)	15.21	17.70	677,199	84	0.64	3.50
12/31/2011	12.50	0.33	0.78	1.11	(0.35)	–	13.26	8.87	588,267	100	0.64	2.48
12/31/2010	10.40	0.36	2.01	2.37	(0.27)	–	12.50	22.85	544,590	109	0.65	3.11
12/31/2009	7.07	0.28	3.46	3.74	(0.41)	–	10.40	52.94	409,737	67	0.65	3.43
Class B
12/31/2013	15.34	0.48	5.16	5.64	(0.46)	(0.73)	19.79	37.11 (d)	638	81	0.44	2.67
12/31/2012	13.37	0.54	1.84	2.38	(0.34)	(0.07)	15.34	17.90	562	84	0.44	3.71
12/31/2011	12.59	0.35	0.80	1.15	(0.37)	–	13.37	9.15	501	100	0.44	2.66
12/31/2010	10.46	0.39	2.03	2.42	(0.29)	–	12.59	23.16	423	109	0.45	3.30
12/31/2009	7.11	0.30	3.49	3.79	(0.44)	–	10.46	53.31	253	67	0.45	3.62
JNL/Mellon Capital JNL 5 Fund
Class A
12/31/2013	9.43	0.23	2.75	2.98	(0.30)	–	12.11	31.68 (d)	3,586,432	59	0.64	2.11
12/31/2012	8.23	0.25	1.23	1.48	(0.28)	–	9.43	18.04	3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)	–	8.23	(2.07)	3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)	–	8.70	17.11	3,545,906	90	0.64	3.11
12/31/2009	6.33	0.15	1.35	1.50	(0.25)	–	7.58	23.74	3,504,852	28	0.64	2.32
Class B
12/31/2013	9.45	0.25	2.76	3.01	(0.32)	–	12.14	31.96 (d)	10,840	59	0.44	2.31
12/31/2012	8.25	0.27	1.23	1.50	(0.30)	–	9.45	18.25	8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)	–	8.25	(1.85)	7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)	–	8.72	17.27	9,381	90	0.44	3.31
12/31/2009	6.34	0.16	1.37	1.53	(0.27)	–	7.60	24.19	8,863	28	0.44	2.51

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital JNL Optimized 5 Fund
Class A
12/31/2013	$8.72	$0.22	$2.58	$2.80	$(0.30)	$–	$11.22	32.28%	$434,697	65%	0.68%	2.23%
12/31/2012	7.85	0.26	0.86	1.12	(0.25)	–	8.72	14.31	372,864	68	0.68	3.12
12/31/2011	8.89	0.22	(1.09)	(0.87)	(0.17)	–	7.85	(9.84)	356,585	77	0.68	2.46
12/31/2010	7.97	0.17	0.92	1.09	(0.17)	–	8.89	13.67	497,065	95	0.69	2.13
12/31/2009	5.92	0.12	2.11	2.23	(0.18)	–	7.97	37.72	458,245	19	0.70	1.73
Class B
12/31/2013	8.67	0.24	2.57	2.81	(0.32)	–	11.16	32.58	1,202	65	0.48	2.44
12/31/2012	7.81	0.28	0.85	1.13	(0.27)	–	8.67	14.52	1,045	68	0.48	3.33
12/31/2011	8.86	0.23	(1.09)	(0.86)	(0.19)	–	7.81	(9.77)	836	77	0.48	2.68
12/31/2010	7.93	0.19	0.92	1.11	(0.18)	–	8.86	14.04	1,048	95	0.49	2.32
12/31/2009	5.89	0.13	2.11	2.24	(0.20)	–	7.93	38.00	953	19	0.50	1.91
JNL/Mellon Capital Communications Sector Fund
Class A
12/31/2013	3.84	0.14	0.66	0.80	(0.09)	–	4.55	21.02	136,987	48	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	–	3.84	20.34	102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	–	3.26	(3.19)	59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	–	3.47	22.53	63,680	50	0.72	3.70
12/31/2009	2.39	0.11	0.50	0.61	(0.11)	–	2.89	25.59	40,864	31	0.72	4.17
Class B
12/31/2013	3.67	0.14	0.64	0.78	(0.10)	–	4.35	21.34	109	48	0.50	3.44
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	–	3.67	20.83	94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	–	3.11	(3.18)	107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	–	3.32	22.55	153	50	0.52	3.84
12/31/2009	2.29	0.11	0.49	0.60	(0.12)	–	2.77	26.12	110	31	0.52	4.34
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
12/31/2013	12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.76
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47	228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	–	10.53	6.53	112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	–	9.93	22.76	78,065	30	0.71	0.91
12/31/2009	6.13	0.07	1.96	2.03	(0.04)	–	8.12	33.14	34,896	27	0.72	1.08
Class B
12/31/2013	12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72	268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	–	10.63	6.79	166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	–	10.01	22.92	150	30	0.51	1.08
12/31/2009	6.17	0.09	1.97	2.06	(0.05)	–	8.18	33.41	109	27	0.52	1.31
JNL/Mellon Capital Financial Sector Fund
Class A
12/31/2013	7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	1.24
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	–	7.76	26.12	236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	–	6.21	(12.89)	160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	–	7.19	13.49	182,141	24	0.69	0.86
12/31/2009	5.48	0.10	0.92	1.02	(0.09)	–	6.41	18.62	147,124	22	0.70	1.79
Class B
12/31/2013	7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	1.42
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	–	7.75	26.56	289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	–	6.19	(12.76)	225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	–	7.17	13.68	247	24	0.49	1.05
12/31/2009	5.46	0.11	0.92	1.03	(0.10)	–	6.39	18.80	236	22	0.50	2.05

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Healthcare Sector Fund
Class A
12/31/2013	$14.61	$0.21	$5.77	$5.98	$(0.11)		$(0.16)	$20.32	40.99%	$1,049,978	8%	0.66%	1.14%
12/31/2012	12.48	0.22	2.09	2.31	(0.11)		(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)		–	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)		–	11.35	3.88	170,516	17	0.69	1.31
12/31/2009	9.53	0.13	1.87	2.00	(0.13)		(0.36)	11.04	20.97	160,212	29	0.70	1.37
Class B
12/31/2013	14.62	0.24	5.78	6.02	(0.13)		(0.16)	20.35	41.20	724	8	0.46	1.35
12/31/2012	12.47	0.25	2.10	2.35	(0.13)		(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)		–	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)		–	11.33	4.13	281	17	0.49	1.52
12/31/2009	9.51	0.15	1.86	2.01	(0.15)		(0.36)	11.01	21.12	247	29	0.50	1.56
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
12/31/2013	28.21	0.47	6.65	7.12	(0.39)		(0.41)	34.53	25.34	1,167,730	10	0.66	1.48
12/31/2012	27.43	0.40	0.79	1.19	(0.31)		(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)		–	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)		–	26.76	19.11	656,024	14	0.67	1.26
12/31/2009	20.47	0.30	3.76	4.06	(0.20)		(1.66)	22.67	19.97	481,777	19	0.67	1.39
Class B
12/31/2013	28.56	0.54	6.74	7.28	(0.44)		(0.41)	34.99	25.62	1,668	10	0.46	1.66
12/31/2012	27.77	0.47	0.78	1.25	(0.36)		(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)		–	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)		–	27.06	19.37	1,082	14	0.47	1.45
12/31/2009	20.66	0.34	3.81	4.15	(0.25)		(1.66)	22.90	20.22	886	19	0.47	1.57
JNL/Mellon Capital Technology Sector Fund
Class A
12/31/2013	7.39	0.08	1.84	1.92	(0.05)		(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/2012	7.03	0.06	0.72	0.78	(0.02)		(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)		(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)		–	7.22	12.11	292,219	34	0.68	0.26
12/31/2009	3.94	0.02	2.49	2.51	(0.00	)(c)	–	6.45	63.82	246,091	25	0.69	0.31
Class B
12/31/2013	7.48	0.10	1.87	1.97	(0.07)		(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/2012	7.10	0.08	0.73	0.81	(0.03)		(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)		(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)		–	7.29	12.26	451	34	0.48	0.45
12/31/2009	3.97	0.03	2.52	2.55	(0.01)		–	6.51	64.21	404	25	0.49	0.55

(a)	Calculated using the average shares method.
(b)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)	Amount represents less than $0.005.
(d)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/Mellon Capital Global 15 Fund - 13.19%; JNL/Mellon Capital NYSE International 25 Fund - 22.94% and 22.89%; JNL/Mellon Capital 25 Fund - 36.79% and 37.04%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2013

NOTE 1.  ORGANIZATION

The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999, as amended December 13, 2001. The JNL Variable Fund LLC includes the following sixteen (16) separate Funds, (each a “Fund”, and collectively, “Funds”), each sub-advised by Mellon Capital Management Corporation: JNL/Mellon Capital Dow 10 Fund, JNL/Mellon Capital Global 15 Fund, JNL/Mellon Capital Nasdaq 25 Fund, JNL/Mellon Capital Value Line 30 Fund, JNL/Mellon Capital S&P 24 Fund, JNL/Mellon Capital S&P SMid 60 Fund, JNL/Mellon Capital NYSE International 25 Fund, JNL/Mellon Capital 25 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital JNL Optimized 5 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund and JNL/Mellon Capital Technology Sector Fund. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds’ prospectus. The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified and non-qualified retirement plans as well as certain affiliated “funds of funds”.

All Funds, except for JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund, are regulated investment companies (each a “RIC Fund”) and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests solely owned by Jackson National Separate Account-I.

Effective April 29, 2013, the names of the following Funds changed.

Prior Fund Name:	Effective April 29, 2013:
JNL/Mellon Capital Management Dow 10 Fund	JNL/Mellon Capital Dow 10 Fund
JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Global 15 Fund
JNL/Mellon Capital Management Nasdaq 25 Fund	JNL/Mellon Capital Nasdaq 25 Fund
JNL/Mellon Capital Management Value Line 30 Fund	JNL/Mellon Capital Value Line 30 Fund
JNL/Mellon Capital Management S&P 24 Fund	JNL/Mellon Capital S&P 24 Fund
JNL/Mellon Capital Management S&P SMid 60 Fund	JNL/Mellon Capital S&P SMid60 Fund
JNL/Mellon Capital Management NYSE International 25 Fund	JNL/Mellon Capital NYSE International 25 Fund
JNL/Mellon Capital Management 25 Fund	JNL/Mellon Capital 25 Fund
JNL/Mellon Capital Management JNL 5 Fund	JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital Management Communications Sector Fund	JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund	JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund	JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund	JNL/Mellon Capital Technology Sector Fund

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market. Investments in mutual funds are valued at the NAV per share determined as of the close of the

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2013

NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment. Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards. For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis. Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Funds may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2013

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of December 31, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital Dow 10 Fund
Common Stocks	$582,156	$—	$—	$582,156
Investment Companies	2,239	—	—	2,239
Short Term Investments	1,670	—	—	1,670

Fund Total	$586,065	$—	$—	$586,065
JNL/Mellon Capital Global 15 Fund
Common Stocks	$169,519	$233,022	$—	$402,541
Investment Companies	8,273	—	—	8,273
Short Term Investments	755	—	—	755

Fund Total	$178,547	$233,022	$—	$411,569
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$590,580	$—	$—	$590,580
Investment Companies	18,276	—	—	18,276
Short Term Investments	5,525	—	—	5,525

Fund Total	$614,381	$—	$—	$614,381
JNL/Mellon Capital Value Line 30 Fund
Common Stocks	$789,063	$—	$—	$789,063
Investment Companies	16,457	—	—	16,457
Short Term Investments	11,918	—	—	11,918

Fund Total	$817,438	$—	$—	$817,438
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$1,049,077	$—	$—	$1,049,077
Investment Companies	4,157	—	—	4,157
Short Term Investments	2,800	—	—	2,800

Fund Total	$1,056,034	$—	$—	$1,056,034

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$667,797	$—	$—	$667,797
Investment Companies	1,923	—	—	1,923
Short Term Investments	26,176	—	—	26,176

Fund Total	$695,896	$—	$—	$695,896
JNL/Mellon Capital NYSE International 25 Fund
Common Stocks	$79,919	$—	$—	$79,919
Investment Companies	979	—	—	979
Short Term Investments	20,538	—	—	20,538

Fund Total	$101,436	$—	$—	$101,436
JNL/Mellon Capital 25 Fund
Common Stocks	$1,035,558	$—	$—	$1,035,558
Investment Companies	5,517	—	—	5,517
Short Term Investments	123,554	—	—	123,554

Fund Total	$1,164,629	$—	$—	$1,164,629
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$3,164,022	$365,084	$—	$3,529,106
Investment Companies	66,794	—	—	66,794
Short Term Investments	85,939	—	—	85,939

Fund Total	$3,316,755	$365,084	$—	$3,681,839
JNL/Mellon Capital JNL Optimized 5 Fund
Common Stocks	$304,261	$127,529	$—	$431,790
Investment Companies	3,877	—	—	3,877
Short Term Investments	8,565	—	—	8,565

Fund Total	$316,703	$127,529	$—	$444,232
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$135,887	$—	$—	$135,887
Short Term Investments	17,843	—	—	17,843

Fund Total	$153,730	$—	$—	$153,730
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$520,025	$—	$—	$520,025
Short Term Investments	13,608	—	—	13,608

Fund Total	$533,633	$—	$—	$533,633
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$469,556	$—	$—	$469,556
Short Term Investments	15,289	—	—	15,289

Fund Total	$484,845	$—	$—	$484,845
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$1,048,919	$—	$—	$1,048,919
Short Term Investments	37,077	—	—	37,077

Fund Total	$1,085,996	$—	$—	$1,085,996
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,165,784	$—	$—	$1,165,784
Rights	15	—	—	15
Short Term Investments	14,390	—	—	14,390

Fund Total	$1,180,189	$—	$—	$1,180,189
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$608,811	$—	$—	$608,811
Short Term Investments	21,820	—	—	21,820

Fund Total	$630,631	$—	$—	$630,631

The Funds recognize transfers between levels as of the beginning of the year. The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the year ended December 31, 2013:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
JNL/Mellon Capital Global 15 Fund
Common Stocks	$31,608	$—
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$47,755	$—

There were no Level 3 valuations for which significant unobservable valuation inputs were developed at December 31, 2013.

NOTE 4. INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2013

percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily. Any shortfalls are adjusted the next business day. Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned and investments - affiliated, at value and cost. The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities. Each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk - A Fund may concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

NOTE 5. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - Each Fund has an investment advisory and management agreement with JNAM, whereby, JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2013

Administrative Fee - JNAM also serves as the “Administrator” to the Funds. The Funds pay an annual administrative fee of 0.15% of the average daily net assets of each Fund, accrued daily and paid monthly, except for the JNL/Mellon Capital Global 15 Fund and the JNL/Mellon Capital NYSE International 25 Fund, which each pay an annual administrative fee of 0.20% of the average daily net assets.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

Rule 12b-1 Fee - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Funds). Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries. The maximum annual Rule 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Prior to January 1, 2007, Managers were able to defer the receipt of their compensation under a separate plan. Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%). Liabilities related to deferred balances are included in payable for manager fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statements of Operations.

Investments in Affiliates - During the year ended December 31, 2013, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser. The total value and cost of such affiliated investments are disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 6. BORROWING ARRANGEMENTS

Effective June 7, 2013, the Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is used solely to finance shareholder redemptions or for other temporary or emergency purposes. The Funds may borrow up to the lesser of $300,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis. The Funds pay an annual commitment fee of 0.075% of the available commitments and an annual administration fee to JPM Chase. These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets. No amounts were borrowed under the facility during the period. The fees are included in other expenses in each Fund’s Statement of Operations.

NOTE 7. FUND ACQUISITIONS

The following tables include information (in thousands) relating to an acquisition that was completed on September 16, 2013 by a taxable exchange of Class A shares pursuant to a plan of reorganization approved by the Board at a meeting held on May 30 and 31, 2013. The purpose of the acquisition was to combine Funds managed by the Adviser with comparable investment objectives and strategies. For financial reporting purposes, shares were issued at NAV based on the fair value of the assets received by the acquiring Fund.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Mellon Capital S&P 10 Fund	JNL/Mellon Capital S&P 24 Fund
Class A	Class A	$250,155	19,629	$673,934	51,589	19,148
Class B		n/a	n/a	577	50	—

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2013

Assuming the September 16, 2013 acquisition had been completed on January 1, 2013, the acquiring Fund’s pro forma results of operations (in thousands) for the year ended December 31, 2013, would have been:

Acquiring Fund	Net Investment Income	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Increase/(Decrease) in Net Assets from Operations
JNL/Mellon Capital S&P 24 Fund	$6,615	$98,946	$202,586	$308,147

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income and gain (loss) of the acquired Fund that have been included in the respective acquiring Fund’s Statements of Operations since September 16, 2013 for the acquisition.

NOTE 8. INCOME TAX MATTERS

JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests owned by a single entity: Jackson National Separate Account-I. Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

Each RIC Fund is a separate taxpayer for federal income tax purposes. Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest, dividends, and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid- in Capital
JNL/Mellon Capital Value Line 30 Fund	$(26)	$43	$(17)
JNL/Mellon Capital 25 Fund	(75)	75	–
JNL/Mellon Capital JNL 5 Fund	(232)	232	–
JNL/Mellon Capital JNL Optimized 5 Fund	72	(70)	(2)
JNL/Mellon Capital Oil & Gas Sector Fund	(2)	2	–

At December 31, 2013, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryfowards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
JNL/Mellon Capital Value Line 30 Fund	2017	$313,232	$120,649	$–	$433,881
JNL/Mellon Capital NYSE International 25 Fund	2016,2017	20,164	7,161	20,347	47,672
JNL/Mellon Capital JNL 5 Fund	2017	1,408,741	–	–	1,408,741
JNL/Mellon Capital JNL Optimized 5 Fund	2017	109,238	–	–	109,238
JNL/Mellon Capital Communications Sector Fund	2018	2,448	–	–	2,448
At December 31, 2013, the Funds had no capital, currency and/or PFIC mark-to-market losses realized after October 31, 2013 (“Post-October losses”).

As of December 31, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 25 Fund	$446,811	$171,239	$(3,669)	$167,570
JNL/Mellon Capital Value Line 30 Fund	621,853	210,542	(14,957)	195,585
JNL/Mellon Capital S&P 24 Fund	799,458	256,682	(106)	256,576

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2013

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital S&P SMid 60 Fund	$540,218	$169,277	$(13,599)	$155,678
JNL/Mellon Capital NYSE International 25 Fund	95,269	11,391	(5,224)	6,167
JNL/Mellon Capital 25 Fund	977,457	205,637	(18,465)	187,172
JNL/Mellon Capital JNL 5 Fund	2,831,342	915,965	(65,468)	850,497
JNL/Mellon Capital JNL Optimized 5 Fund	353,456	108,081	(17,305)	90,776
JNL/Mellon Capital Communications Sector Fund	143,037	19,374	(8,681)	10,693
JNL/Mellon Capital Consumer Brands Sector Fund	418,855	117,916	(3,138)	114,778
JNL/Mellon Capital Financial Sector Fund	416,054	75,128	(6,337)	68,791
JNL/Mellon Capital Healthcare Sector Fund	843,399	249,540	(6,943)	242,597
JNL/Mellon Capital Oil & Gas Sector Fund	948,761	261,177	(29,749)	231,428
JNL/Mellon Capital Technology Sector Fund	497,466	145,577	(12,412)	133,165

As of December 31, 2013, the components of distributable taxable earnings for U.S. Federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gain	Unrealized Gains (Losses)**	Capital Loss Carryforward
JNL/Mellon Capital Nasdaq 25 Fund	$13,699	$39,865	$167,561	$–
JNL/Mellon Capital Value Line 30 Fund	2,791	–	195,550	(433,881)
JNL/Mellon Capital S&P 24 Fund	19,417	47,465	256,564	–
JNL/Mellon Capital S&P SMid 60 Fund	31,219	22,284	155,664	–
JNL/Mellon Capital NYSE International 25 Fund	1,501	–	6,162	(47,672)
JNL/Mellon Capital 25 Fund	38,604	81,524	187,144	–
JNL/Mellon Capital JNL 5 Fund	70,717	–	850,329	(1,408,741)
JNL/Mellon Capital JNL Optimized 5 Fund	8,984	–	90,763	(109,238)
JNL/Mellon Capital Communications Sector Fund	3,763	–	10,689	(2,448)
JNL/Mellon Capital Consumer Brands Sector Fund	2,900	24,123	114,774	–
JNL/Mellon Capital Financial Sector Fund	4,723	12,723	68,782	–
JNL/Mellon Capital Healthcare Sector Fund	9,733	16,990	242,585	–
JNL/Mellon Capital Oil & Gas Sector Fund	16,055	20,056	231,397	–
JNL/Mellon Capital Technology Sector Fund	5,203	14,575	133,153	–

*	Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**	Unrealized gains (losses) are adjusted for open wash sale loss deferrals for federal income tax purposes.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2013, was as follows:

	Net Ordinary Income *	Long-term Capital Gain**
JNL/Mellon Capital Nasdaq 25 Fund	$4,170	$11,362
JNL/Mellon Capital Value Line 30 Fund	14,316	–
JNL/Mellon Capital S&P 24 Fund	18,255	8,927
JNL/Mellon Capital S&P SMid 60 Fund	13,264	4,101
JNL/Mellon Capital NYSE International 25 Fund	2,595	–
JNL/Mellon Capital 25 Fund	55,902	2,744
JNL/Mellon Capital JNL 5 Fund	87,122	–
JNL/Mellon Capital JNL Optimized 5 Fund	11,508	–
JNL/Mellon Capital Communications Sector Fund	2,693	–
JNL/Mellon Capital Consumer Brands Sector Fund	3,328	10,603
JNL/Mellon Capital Financial Sector Fund	3,331	2,159
JNL/Mellon Capital Healthcare Sector Fund	7,864	5,655
JNL/Mellon Capital Oil & Gas Sector Fund	14,113	12,264
JNL/Mellon Capital Technology Sector Fund	3,476	8,992

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**

The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2013.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2012 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL/Mellon Capital Management Nasdaq 25 Fund	$849	$2,848
JNL/Mellon Capital Management Value Line 30 Fund	450	–
JNL/Mellon Capital Management Dow Dividend Fund	10,766	–
JNL/Mellon Capital Management S&P 24 Fund	45,328	2,082
JNL/Mellon Capital Management S&P SMid 60 Fund	21,541	14,669
JNL/Mellon Capital Management NYSE International 25 Fund	2,963	–
JNL/Mellon Capital Management 25 Fund	13,675	3,166
JNL/Mellon Capital Management Select Small-Cap Fund	368	–
JNL/Mellon Capital Management JNL 5 Fund	91,222	–

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2013

	Net Ordinary Income*	Long-term Capital Gain
JNL/Mellon Capital Management JNL Optimized 5 Fund	$10,530	$–
JNL/Mellon Capital Management VIP Fund	5,050	–
JNL/Mellon Capital Management Communications Sector Fund	2,126	–
JNL/Mellon Capital Management Consumer Brands Sector Fund	853	6,425
JNL/Mellon Capital Management Financial Sector Fund	2,168	–
JNL/Mellon Capital Management Healthcare Sector Fund	3,213	1,965
JNL/Mellon Capital Management Oil & Gas Sector Fund	9,656	3,128
JNL/Mellon Capital Management Technology Sector Fund	1,683	22,351

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2010, 2011, 2012 and 2013, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2013.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers

JNL Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments where applicable, of each series within JNL Variable Fund LLC (the “Funds”) as listed in Note 1 to the financial statements as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2013, the results of their operations, changes in their net assets and the financial highlights for each of the years or periods indicated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 28, 2014

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2013

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Dow 10 Fund
Class A	$1,000.00	$1,086.10	0.66%	$3.47	$1,000.00	$1,021.86	0.66%	$3.36
JNL/Mellon Capital Global 15 Fund
Class A	1,000.00	1,094.60	0.70	3.70	1,000.00	1,021.67	0.70	3.57
JNL/Mellon Capital Nasdaq 25 Fund
Class A	1,000.00	1,225.90	0.68	3.82	1,000.00	1,021.77	0.68	3.47
Class B	1,000.00	1,226.90	0.48	2.69	1,000.00	1,022.78	0.48	2.45
JNL/Mellon Capital Value Line 30 Fund
Class A	1,000.00	1,216.10	0.71	3.97	1,000.00	1,021.60	0.71	3.62
Class B	1,000.00	1,217.50	0.51	2.85	1,000.00	1,022.61	0.51	2.60
JNL/Mellon Capital S&P 24 Fund
Class A	1,000.00	1,224.50	0.66	3.70	1,000.00	1,021.90	0.66	3.36
Class B	1,000.00	1,226.30	0.46	2.58	1,000.00	1,022.91	0.46	2.35
JNL/Mellon Capital S&P SMid 60 Fund
Class A	1,000.00	1,182.90	0.66	3.63	1,000.00	1,021.88	0.66	3.36
Class B	1,000.00	1,183.80	0.46	2.53	1,000.00	1,022.89	0.46	2.35
JNL/Mellon Capital NYSE International 25 Fund
Class A	1,000.00	1,218.70	0.75	4.19	1,000.00	1,021.43	0.75	3.82
Class B	1,000.00	1,218.00	0.55	3.07	1,000.00	1,022.44	0.55	2.80
JNL/Mellon Capital 25 Fund
Class A	1,000.00	1,227.40	0.64	3.59	1,000.00	1,022.00	0.64	3.26
Class B	1,000.00	1,228.60	0.44	2.47	1,000.00	1,023.01	0.44	2.24
JNL/Mellon Capital JNL 5 Fund
Class A	1,000.00	1,164.90	0.64	3.49	1,000.00	1,022.00	0.64	3.26
Class B	1,000.00	1,166.50	0.44	2.40	1,000.00	1,023.01	0.44	2.24
JNL/Mellon Capital JNL Optimized 5 Fund
Class A	1,000.00	1,219.30	0.66	3.69	1,000.00	1,021.86	0.66	3.36
Class B	1,000.00	1,220.30	0.46	2.57	1,000.00	1,022.87	0.46	2.35
JNL/Mellon Capital Communications Sector Fund
Class A	1,000.00	1,090.90	0.69	3.64	1,000.00	1,021.72	0.69	3.52
Class B	1,000.00	1,091.40	0.49	2.58	1,000.00	1,022.71	0.49	2.50
JNL/Mellon Capital Consumer Brands Sector Fund
Class A	1,000.00	1,192.20	0.67	3.70	1,000.00	1,021.85	0.67	3.41
Class B	1,000.00	1,193.30	0.47	2.60	1,000.00	1,022.85	0.47	2.40
JNL/Mellon Capital Financial Sector Fund
Class A	1,000.00	1,128.40	0.67	3.59	1,000.00	1,021.85	0.67	3.41
Class B	1,000.00	1,129.70	0.47	2.52	1,000.00	1,022.86	0.47	2.40
JNL/Mellon Capital Healthcare Sector Fund
Class A	1,000.00	1,169.00	0.66	3.61	1,000.00	1,021.89	0.66	3.36
Class B	1,000.00	1,170.20	0.46	2.52	1,000.00	1,022.89	0.46	2.35
JNL/Mellon Capital Oil & Gas Sector Fund
Class A	1,000.00	1,138.80	0.66	3.56	1,000.00	1,021.90	0.66	3.36
Class B	1,000.00	1,140.00	0.46	2.48	1,000.00	1,022.90	0.46	2.35
JNL/Mellon Capital Technology Sector Fund
Class A	1,000.00	1,206.30	0.66	3.67	1,000.00	1,021.86	0.66	3.36
Class B	1,000.00	1,208.00	0.46	2.56	1,000.00	1,022.86	0.46	2.35

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2013

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures

A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Interested Manager
Mark D. Nerud (47) [1] 1 Corporate Way Lansing, MI 48951	Manager [2] (01/2007 to present) President and Chief Executive Officer (12/2006 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (01/2010 to present); President of the Adviser (01/2007 to present); Managing Board Member of Curian Capital, LLC (01/2011 to present) and Curian Clearing LLC (01/2011 to present); Managing Board Member of the Adviser (11/2000 to 11/2003) (01/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (01/2000 to 12/2009)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Disinterested Managers
Michael Bouchard (57) 1 Corporate Way Lansing, MI 48951	Manager [2] (04/2000 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (01/1999 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Ellen Carnahan (58) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal, Machrie Enterprises LLC (07/07 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director, Integrys Energy Group (05/2003 to present); Governance Committee Member and Chair, Integrys Energy Group (05/2010 to 05/2013); Finance Committee Member, Integrys Energy Group (05/2003 to 2012); Audit Committee Member, Integrys Energy Group (12/2003 to present); Environmental Committee Member, Integrys Energy Group (05/2013 to present)

William J. Crowley, Jr. (68) 1 Corporate Way Lansing, MI 48951	Manager [2,5] (01/2007 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 07/2009 when the company was acquired); Director of Provident Bankshares Corporation (from 05/2003 until 05/2009 when the company was acquired)

Dominic D’Annunzio (75) 1 Corporate Way Lansing, MI 48951	Manager [2] (06/2003 to 12/2013) [4] Chairman of the Board (02/2004 to 12/2010)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (01/1990 to 05/1990) and (08/1997 to 05/1998)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Disinterested Managers
Michelle Engler (55) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3,5] (01/2011 to 12/2013) Manager [2] (04/2000 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Director of Federal Home Loan Mortgage Corporation (2001 to 09/2008)
John Gillespie (60) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Investor, Business Writer and Advisor (2006 to present); Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2013 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
James Henry, Ph.D. (75) 1 Corporate Way Lansing, MI 48951	Manager [2] (01/2007 to 12/2013) [4]	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to 07/2009)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Richard McLellan (71) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2003 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (2010 to present); Adjunct Associate Professor, Michigan State University (2008 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to 08/2012)
William R. Rybak (62) 1 Corporate Way Lansing, MI 48951	Manager [2] (01/2007 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Member of the Board of Trustees of Lewis University (10/2012 to present), Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 03/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present)

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Disinterested Managers
Edward Wood (57) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Operating Officer, McDonnell Investment Management, LLC (08/2010 to present); Managing Director, Morgan Stanley Investment Management (06/2010 to 01/2011); President & Principal Executive Officer of the Van Kampen Funds, Van Kampen/Morgan Stanley (12/2008 to 05/2010); Chief Administrative Officer, Van Kampen Investments (01/2008 to 05/2010); Chief Operating Officer, Van Kampen Funds Inc. (01/2008 to 05/2010)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Patricia A. Woodworth (58) 1 Corporate Way Lansing, MI 48951	Manager [2] (01/2007 to present)	108
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Officers
Danielle A. Bergandine (33) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of the Adviser (06/2009 to present); Anti-Money Laundering Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to present)

Karen J. Buiter (48) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Financial Reporting of the Adviser (07/2011 to present); Assistant Vice President – Financial Reporting of the Adviser (04/2008 to 06/2011); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Assistant Treasurer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Kelly L. Crosser (41) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (09/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (09/2007 to present); Assistant Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (04/2007 to 12/2013); Manager, Jackson National Life Insurance Company (12/2013 to present)

Steven J. Fredricks (43) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (01/2005 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (01/2005 to present); Chief Compliance Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to 05/2012)

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Officers
William Harding (39) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of the Adviser (10/2012 to present); Vice President of other Investment Companies advised by the Adviser (11/2012 to present); Head of Manager Research, Morningstar Associates (08/2011 to 10/2012); Director of Research, Morningstar Investment Services (01/2007 to 08/2011)

Daniel W. Koors (43) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (01/2009 to present) and Chief Operating Officer of the Adviser (04/2011 to present); Chief Financial Officer of the Adviser (01/2007 to 04/2011); Treasurer and Chief Financial Officer of the Trust (12/2006 to 11/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President of the Adviser (01/2007 to 12/2008); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011)

Kristen K. Leeman (38) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (06/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (06/2012 to present); Senior Paralegal of Jackson National Life Insurance Company (03/2006 to present)

Gerard A. M. Oprins (54) 1 Corporate Way Lansing, MI 48951	Vice President (06/2012 to present) Treasurer and Chief Financial Officer (11/2011 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and Chief Financial Officer of the Adviser (04/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (03/2012 to present); Business Consultant (2009 to 3/2011)

Michael Piszczek (56) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Tax of the Adviser (07/2011 to present); Assistant Vice President – Tax of the Adviser (11/2007 to 6/2011); Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Officers
Susan S. Rhee (42) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (02/2004 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (01/2010 to present); Chief Legal Officer (07/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel (Chief Legal Officer) and Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (02/2004 to present)

[1]	Mr. Nerud is an “interested person” of the Fund due to his position with Jackson National Asset Management, LLC, the Adviser.
[2]	The interested and disinterested Managers are elected to serve for an indefinite term.
[3]

Beginning January 1, 2011, the Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term.

[4]	Managers D’Annunzio and Henry retired from service on the Board as of December 31, 2013.
[5]	Manager Engler’s tenure as Chairperson ended as of December 31, 2013. Manager Crowley was elected as Chairperson effective January 1, 2014.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

The interested Manager and the Officers of the Fund (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are disinterested Managers of the Fund, and the Fund’s Chief Compliance Officer, received from the Fund the compensation amounts indicated for the services as such for the twelve-month period ended December 31, 2013:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX
Michael Bouchard	$18,712	$0	$0	$190,000	[4]
Ellen Carnahan[11]	$2,146	$0	$0	$21,793	[5]
William J. Crowley, Jr.	$20,682	$0	$0	$210,000	[6]
Dominic D’Annunzio[12]	$18,712	$0	$0	$190,000	[7]
Michelle Engler [3]	$23,636	$0	$0	$240,000
John Gillespie[11]	$2,146	$0	$0	$21,793
James Henry[12]	$19,204	$0	$0	$195,000	[8]
Richard McLellan	$18,466	$0	$0	$187,500
William R. Rybak	$20,189	$0	$0	$205,000
Edward Wood[11]	$2,146	$0	$0	$21,793	[9]
Patricia Woodworth	$18,712	$0	$0	$190,000	[10]
Steven J. Fredricks [2]	$35,632	$0	$0	$361,800

[1]

The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust, JNL Series Trust, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Managers are $1,672,880.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Ms. Engler was an ex officio member of the Governance Committee until December 31, 2013. Therefore, she did not receive any compensation as a member of the Governance Committee.
[4]	Amount includes $2,375 deferred by Mr. Bouchard.
[5]	Amount includes $10,897 deferred by Ms. Carnahan.
[6]	Amount includes $177,488 deferred by Mr. Crowley.
[7]	Amount includes $95,000 deferred by Mr. D’Annunzio.
[8]	Amount includes $175,500 deferred by Mr. Henry.
[9]	Amount includes $21,793 deferred by Mr. Wood.
[10]	Amount includes $95,000 deferred by Ms. Woodworth.
[11]	Ms. Carnahan, Mr. Gillespie and Mr. Wood were elected as independent Managers of the Board effective December 1, 2013.
[12]	Messrs. D’Annunzio and Henry retired from service from the Board of the Fund Complex effective December 31, 2013.

SUPPLEMENT DATED DECEMBER 18, 2013

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

JNL® VARIABLE FUND LLC

Please note that all changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Mellon Capital DowSM 10 Fund, please delete the first paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields. The ten companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year.

In the summary prospectus for the JNL/Mellon Capital Global 15 Fund, please delete the second paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

In the summary prospectus for the JNL/Mellon Capital 25 Fund, please delete the first paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year.

This Supplement is dated December 18, 2013.

SUPPLEMENT DATED DECEMBER 20, 2013

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

JNL® VARIABLE FUND LLC

Please note that all changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Mellon Capital JNL Optimized 5 Fund, please delete the third bullet following the first paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

•	24% in the European 30 Strategy;

This Supplement is dated December 20, 2013.

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

VADV7338 01/14

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William J. Crowley, Jr. as an Audit Committee financial expert serving on its Audit Committee. William J. Crowley, Jr. is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is directly responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2012 and December 31, 2013. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2012	$86,000	$0	$44,000	$0
2013	$80,855	$0	$44,214	$59,138

The above Tax Fees for 2012 and 2013 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

The above All Other Fees for 2013 are the aggregate fees billed for professional services by KPMG to the registrant related to European withholding reclaims.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2012	$124,084	$14,500	$0
2013	$128,954	$10,000	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal control review pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator and an audit of a non-registered affiliated investment company.

The above Tax Fees for 2012 and 2013 are the aggregate fees billed for professional services by KPMG to adviser entities for tax compliance, tax advice, and tax return review.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors’ independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2012 was $182,584. As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2013 was $242,306.

(h) For the fiscal years ended December 31, 2012 and December 31, 2013, the Audit Committee of the registrant’s Board of Managers considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund for which a summary schedule of investments was provided in the Annual Report dated December 31, 2013, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
JNL/Mellon Capital JNL 5 Fund

COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 12.4%
Ann Inc. (c)	227	$8,291
Arctic Cat Inc.	62	3,546
Asbury Automotive Group Inc. (c)	148	7,967
Cinemark Holdings Inc.	876	29,182
Comcast Corp. - Class A	1,480	76,915
CST Brands Inc.	183	6,723
G-III Apparel Group Ltd. (c)	94	6,917
Gap Inc.	1,782	69,622
Genuine Parts Co.	345	28,738
Grand Canyon Education Inc. (c)	211	9,203
Guess? Inc.	895	27,799
Iconix Brand Group Inc. (c)	305	12,095
Krispy Kreme Doughnuts Inc. (c)	306	5,904
Leapfrog Enterprises Inc. - Class A (c) (d)	294	2,337
Lithia Motors Inc. - Class A	107	7,411
McDonald’s Corp.	642	62,337
Movado Group Inc.	89	3,896
Papa John’s International Inc.	215	9,779
Pier 1 Imports Inc.	473	10,922
Pinnacle Entertainment Inc. (c)	275	7,146
Pool Corp.	209	12,127
SodaStream International Ltd. (c) (d)	94	4,680
Sonic Automotive Inc. - Class A	207	5,079
Sturm Ruger & Co. Inc. (d)	90	6,585
Thor Industries Inc.	237	13,077
Vitamin Shoppe Inc. (c)	137	7,110

		445,388

CONSUMER STAPLES - 5.6%
Campbell Soup Co.	649	28,081
ConAgra Foods Inc.	772	26,012
Dr. Pepper Snapple Group Inc.	496	24,166
General Mills Inc.	543	27,107
Kellogg Co.	406	24,816
PepsiCo Inc.	331	27,434
Susser Holdings Corp. (c) (d)	98	6,396
Tesco Plc	6,936	38,520

		202,532

ENERGY - 6.7%
China Petroleum & Chemical Corp.	42,093	34,539
EPL Oil & Gas Inc. (c)	186	5,295
Marathon Petroleum Corp.	878	80,566
Targa Resources Corp.	417	36,745
VAALCO Energy Inc. (c)	279	1,919
Valero Energy Corp.	1,622	81,737

		240,801

FINANCIALS - 13.3%
Altisource Portfolio Solutions SA (c)	105	16,654
AmTrust Financial Services Inc. (d)	327	10,705
Banco Latinoamericano de Comercio Exterior SA - Class E	139	3,889
Bank of America Corp.	4,769	74,254
Bank of China Ltd. - Class H	84,759	39,127
Cardinal Financial Corp.	140	2,511
China Construction Bank Corp. - Class H	47,142	35,692
CNO Financial Group Inc.	1,023	18,105
First Cash Financial Services Inc. (c)	136	8,390
Greenhill & Co. Inc. (d)	134	7,754
Industrial & Commercial Bank of China Ltd. - Class H	53,315	36,154
Janus Capital Group Inc.	832	10,293
Man Group Plc	28,131	39,740

	Shares	Value
Portfolio Recovery Associates Inc. (c) (d)	239	12,619
PrivateBancorp Inc.	326	9,444
RSA Insurance Group Plc	18,464	27,946
Sovran Self Storage Inc.	144	9,381
SunTrust Banks Inc.	1,951	71,814
Symetra Financial Corp.	560	10,614
Texas Capital Bancshares Inc. (c)	181	11,246
ViewPoint Financial Group Inc	185	5,081
Virtus Investment Partners Inc. (c)	37	7,421
Western Alliance Bancorp (c)	407	9,703

		478,537

HEALTH CARE - 9.5%
Abaxis Inc. (c) (d)	105	4,192
Chemed Corp. (d)	91	6,946
Cyberonics Inc. (c)	130	8,498
Haemonetics Corp. (c)	229	9,642
Hanger Orthopedic Group Inc. (c)	163	6,407
ICU Medical Inc. (c)	69	4,392
Johnson & Johnson	789	72,272
Merck & Co. Inc.	1,386	69,359
MWI Veterinary Supply Inc. (c)	60	10,234
Neogen Corp. (c)	168	7,662
PAREXEL International Corp. (c)	274	12,391
Pfizer Inc.	3,768	115,413
West Pharmaceutical Services Inc.	306	15,035

		342,443

INDUSTRIALS - 16.6%
Aegion Corp. (c)	185	4,056
Allegiant Travel Co.	90	9,473
American Railcar Industries Inc. (d)	102	4,649
Avery Dennison Corp.	630	31,605
AZZ Inc. (d)	119	5,836
BAE Systems Plc	6,718	48,468
Beacon Roofing Supply Inc. (c)	225	9,063
Belden Inc.	198	13,947
Briggs & Stratton Corp.	226	4,918
CAI International Inc. (c)	102	2,409
Citic Pacific Ltd. (d)	24,615	37,748
Covanta Holding Corp.	1,187	21,073
Deluxe Corp.	238	12,415
Emerson Electric Co.	415	29,110
Encore Capital Group Inc. (c) (d)	117	5,900
EnerSys Inc.	218	15,266
Franklin Electric Co. Inc.	221	9,846
General Electric Co.	4,318	121,032
Geo Group Inc.	289	9,307
Great Lakes Dredge & Dock Corp. (c)	284	2,614
InnerWorkings Inc. (c) (d)	236	1,837
Interface Inc.	313	6,871
Iron Mountain Inc.	705	21,382
Lindsay Corp. (d)	60	4,940
Macquarie Infrastructure Co. LLC	208	11,342
MasTec Inc. (c)	338	11,067
Northrop Grumman Systems Corp.	336	38,495
Raytheon Co.	382	34,682
Republic Services Inc. - Class A	748	24,818
Steelcase Inc. - Class A	403	6,392
TriMas Corp. (c)	184	7,347
Watsco Inc.	293	28,164

		596,072

INFORMATION TECHNOLOGY - 13.9%
ACI Worldwide Inc. (c)	184	11,961
Badger Meter Inc.	69	3,740
Blucora Inc. (c)	189	5,503
Broadridge Financial Solutions Inc.	963	38,052

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
Electronics for Imaging Inc. (c)	217	8,388
FEI Co.	171	15,299
Harris Corp.	449	31,351
Hewlett-Packard Co.	6,382	178,555
Intel Corp.	4,581	118,916
Ixia (c)	347	4,616
Littelfuse Inc.	109	10,160
Manhattan Associates Inc. (c)	88	10,380
MAXIMUS Inc.	305	13,429
Monolithic Power Systems Inc. (c)	164	5,694
NetScout Systems Inc. (c)	198	5,863
RealD Inc. (c) (d)	241	2,062
SPS Commerce Inc. (c)	69	4,524
TiVo Inc. (c)	580	7,611
Tyler Technologies Inc. (c)	137	13,999
Ultratech Inc. (c)	128	3,720
Veeco Instruments Inc. (c)	181	5,961

		499,784

MATERIALS - 13.7%
Air Products & Chemicals Inc.	262	29,232
E.I. du Pont de Nemours & Co.	1,230	79,945
HB Fuller Co.	235	12,254
Kaiser Aluminum Corp.	91	6,389
KapStone Paper and Packaging Corp. (c)	209	11,672
Kronos Worldwide Inc. (d)	1,120	21,330
LyondellBasell Industries NV - Class A	969	77,803
MeadWestvaco Corp.	710	26,226
Minerals Technologies Inc.	167	10,030
Nucor Corp.	524	27,982
PPG Industries Inc.	409	77,529
RPM International Inc.	749	31,078
Sherwin-Williams Co.	359	65,952
Worthington Industries Inc.	328	13,784

		491,206

TELECOMMUNICATION SERVICES - 6.3%
AT&T Inc.	2,803	98,553
Cogent Communications Group Inc.	223	9,015
Verizon Communications Inc.	1,311	64,431
Vodafone Group Plc	13,994	55,096

		227,095

UTILITIES - 0.1%
American States Water Co.	183	5,248

Total Common Stocks (cost $2,650,903)		3,529,106

INVESTMENT COMPANIES - 1.9%
SPDR S&P 500 ETF Trust	362	66,794

Total Investment Companies (cost $66,498)		66,794

SHORT TERM INVESTMENTS - 2.4%

Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	2,611	2,611

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	83,328	83,328

Total Short Term Investments (cost $85,939)		85,939

Total Investments - 102.4% (cost $2,803,340)		3,681,839
Other Assets and Liabilities, Net - (2.4%)		(84,567)

Total Net Assets - 100.0%		$3,597,272

	Shares	Value
JNL/Mellon Capital JNL Optimized 5 Fund

COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 15.0%
Cinemark Holdings Inc.	60	$2,016
Comcast Corp. - Class A	221	11,492
Domino’s Pizza Inc.	20	1,386
Dorman Products Inc. (c)	23	1,300
Expedia Inc.	14	991
Fossil Group Inc. (c)	9	1,061
Genuine Parts Co.	24	2,004
Gildan Activewear Inc.	42	2,258
Guess? Inc. (d)	64	1,990
Lamar Advertising Co. - Class A (c)	26	1,382
Liberty Global Plc - Class A (c)	25	2,238
Liberty Global Plc - Class C (c)	6	497
Liberty Interactive Corp. (c)	60	1,763
Lumber Liquidators Holdings Inc. (c)	15	1,592
Mattel Inc.	40	1,898
Mohawk Industries Inc. (c)	24	3,519
O’Reilly Automotive Inc. (c)	13	1,714
Pulte Homes Inc.	135	2,742
Sirius XM Holdings Inc (c)	591	2,061
Thor Industries Inc.	22	1,202
Time Warner Inc.	170	11,837
Urban Outfitters Inc. (c)	51	1,883
Viacom Inc. - Class B	53	4,618
Williams-Sonoma Inc.	34	1,989

		65,433

CONSUMER STAPLES - 3.3%
Campbell Soup Co. (d)	45	1,966
ConAgra Foods Inc.	53	1,794
Dr. Pepper Snapple Group Inc.	36	1,740
General Mills Inc.	38	1,890
Kellogg Co.	28	1,735
PepsiCo Inc.	23	1,913
Tesco Plc	568	3,156

		14,194

ENERGY - 8.1%
BP Plc	571	4,628
Bristow Group Inc.	15	1,139
Cabot Oil & Gas Corp. - Class A	145	5,603
China Petroleum & Chemical Corp.	3,513	2,883
ENI SpA	164	3,957
Magellan Midstream Partners LP	78	4,904
Repsol SA (d)	200	5,053
Targa Resources Corp.	29	2,568
Total SA	77	4,728

		35,463

FINANCIALS - 9.5%
Banco Bilbao Vizcaya Argentaria SA	443	5,479
Banco Santander SA	546	4,908
Bank of China Ltd. - Class H	6,952	3,209
China Construction Bank Corp. - Class H	3,866	2,927
Industrial & Commercial Bank of China Ltd. - Class H	4,376	2,967
Man Group Plc	2,307	3,259
Moody’s Corp.	77	6,017
RSA Insurance Group Plc	1,518	2,298
Weyerhaeuser Co.	186	5,880
Zurich Financial Services AG	15	4,301

		41,245

HEALTH CARE - 13.3%
Amgen Inc.	90	10,324

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
AstraZeneca Plc	83	4,948
Celgene Corp. (c)	49	8,232
Gilead Sciences Inc. (c)	175	13,142
GlaxoSmithKline Plc	182	4,856
Life Technologies Corp. (c)	20	1,517
Mylan Inc. (c)	48	2,067
Pfizer Inc.	123	3,761
Regeneron Pharmaceuticals Inc. (c)	33	8,966

		57,813

INDUSTRIALS - 10.2%
Acuity Brands Inc.	14	1,577
AO Smith Corp.	28	1,494
Avery Dennison Corp.	45	2,261
BAE Systems Plc	565	4,075
Canadian Pacific Railway Ltd.	60	9,046
Citic Pacific Ltd. (d)	2,054	3,150
Covanta Holding Corp.	83	1,465
Emerson Electric Co.	30	2,083
Flowserve Corp.	51	4,052
General Electric Co.	147	4,107
Iron Mountain Inc.	49	1,486
Macquarie Infrastructure Co. LLC	18	971
Northrop Grumman Systems Corp.	23	2,670
Raytheon Co.	27	2,479
Republic Services Inc. - Class A	52	1,728
Watsco Inc.	21	2,016

		44,660

INFORMATION TECHNOLOGY - 20.2%
Akamai Technologies Inc. (c)	20	967
Broadridge Financial Solutions Inc. (d)	69	2,719
Cadence Design Systems Inc. (c)	97	1,362
Cisco Systems Inc.	413	9,268
Equinix Inc. (c)	6	1,007
Google Inc. - Class A (c)	11	12,832
Harris Corp.	32	2,242
Hewlett-Packard Co.	212	5,932
Intel Corp.	150	3,890
Manhattan Associates Inc. (c)	14	1,604
Oracle Corp.	247	9,460
QUALCOMM Inc.	134	9,923
Rackspace Hosting Inc. (c)	48	1,863
Seagate Technology	43	2,412
Trimble Navigation Ltd. (c)	86	2,991
Visa Inc. - Class A	54	11,930
Western Digital Corp.	28	2,379
Yahoo! Inc. (c)	136	5,495

		88,276

MATERIALS - 5.1%
Air Products & Chemicals Inc.	18	2,039
Eagle Materials Inc.	17	1,328
Kronos Worldwide Inc. (d)	78	1,485
Louisiana-Pacific Corp. (c)	48	884
MeadWestvaco Corp.	50	1,835
Nucor Corp.	37	1,960
PPG Industries Inc.	53	10,044
Randgold Resources Ltd. - ADR (d)	11	678
RPM International Inc.	52	2,169

		22,422

TELECOMMUNICATION SERVICES - 7.9%
AT&T Inc.	92	3,239
Deutsche Telekom AG	348	6,000
Orange SA	359	4,453
TeliaSonera AB	582	4,857
Vivendi SA	176	4,655

	Shares	Value
Vodafone Group Plc	2,817	11,092

		34,296

UTILITIES - 6.4%
E.ON SE	212	3,923
Electricite de France SA	214	7,577
GDF Suez	192	4,517
National Grid Plc	347	4,533
RWE AG	96	3,535
Scottish & Southern Energy Plc	172	3,903

		27,988

Total Common Stocks (cost $338,592)		431,790

INVESTMENT COMPANIES - 0.9%
SPDR S&P 500 ETF Trust	21	3,877

Total Investment Companies (cost $3,841)		3,877

SHORT TERM INVESTMENTS - 2.0%

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	8,565	8,565

Total Short Term Investments (cost $8,565)		8,565

Total Investments - 101.9% (cost $350,998)		444,232
Other Assets and Liabilities, Net - (1.9%)		(8,333)

Total Net Assets - 100.0%		$435,899

JNL/Mellon Capital Consumer Brands Sector Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 74.2%
Aaron’s Inc.	14	$414
Abercrombie & Fitch Co. - Class A (d)	14	467
Advance Auto Parts Inc.	14	1,552
Aeropostale Inc. (c) (d)	14	129
Amazon.com Inc. (c)	72	28,660
AMC Networks Inc. - Class A (c)	11	778
American Eagle Outfitters Inc.	33	481
Ann Inc. (c)	9	332
Apollo Education Group Inc. - Class A (c)	20	549
Ascena Retail Group Inc. (c)	26	549
AutoNation Inc. (c)	13	624
AutoZone Inc. (c)	7	3,166
Bally Technologies Inc. (c)	8	595
Bed Bath & Beyond Inc. (c)	42	3,348
Best Buy Co. Inc.	53	2,117
Big Lots Inc. (c)	11	355
Bob Evans Farms Inc. (d)	5	270
Brinker International Inc. (d)	13	622
Buckle Inc. (d)	5	288
Cabela’s Inc. - Class A (c)	9	587
Cablevision Systems Corp. - Class A (d)	42	753
Carmax Inc. (c)	43	2,017
Carnival Corp.	85	3,408
CBS Corp. - Class B	108	6,874
Charter Communications Inc. - Class A (c)	13	1,805
Cheesecake Factory Inc.	9	450
Chico’s FAS Inc. (d)	30	570
Childrens Place Retail Stores Inc. (c)	4	248
Chipotle Mexican Grill Inc. - Class A (c)	6	3,212
Choice Hotels International Inc. (d)	6	299
Cinemark Holdings Inc.	20	667

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
Comcast Corp. - Class A	505	26,251
Cracker Barrel Old Country Store Inc.	5	498
CST Brands Inc.	14	531
Darden Restaurants Inc. (d)	25	1,365
DeVry Education Group Inc. (d)	11	388
Dick’s Sporting Goods Inc.	19	1,124
Dillard’s Inc. - Class A	4	432
DIRECTV (c)	94	6,523
Discovery Communications Inc. - Class A (c)	44	3,939
DISH Network Corp. - Class A (c)	41	2,381
Dollar General Corp. (c)	57	3,422
Dollar Tree Inc. (c)	41	2,292
Domino’s Pizza Inc.	11	747
DreamWorks Animation SKG Inc. - Class A (c)	13	475
DSW Inc. - Class A	15	624
Dunkin’ Brands Group Inc.	21	1,014
Expedia Inc.	20	1,402
Express Inc. (c)	16	308
Family Dollar Stores Inc.	18	1,199
Foot Locker Inc.	29	1,202
GameStop Corp. - Class A	22	1,102
Gannett Co. Inc.	44	1,296
Gap Inc.	51	2,010
Genesco Inc. (c)	4	326
GNC Holdings Inc. - Class A	18	1,077
Graham Holdings Co. (c)	1	539
Group 1 Automotive Inc.	4	292
Groupon Inc. - Class A (c)	73	864
Guess? Inc.	11	357
H&R Block Inc.	52	1,524
Hillenbrand Inc.	12	342
Home Depot Inc.	273	22,480
HSN Inc.	6	405
Hyatt Hotels Corp. - Class A (c)	11	550
International Game Technology	50	906
Interpublic Group of Cos. Inc.	81	1,440
J.C. Penney Co. Inc. (c) (d)	58	530
Jack in the Box Inc. (c)	8	404
John Wiley & Sons Inc. - Class A (d)	9	493
Kohl’s Corp.	39	2,224
L Brands Inc.	47	2,923
Lamar Advertising Co. - Class A (c)	12	650
Las Vegas Sands Corp.	75	5,905
Liberty Global Plc - Class A (c)	72	6,421
Liberty Interactive Corp. (c)	92	2,698
Liberty Media Corp. - Class A (c)	19	2,854
Liberty Ventures - Class A (c)	7	833
Life Time Fitness Inc. (c) (d)	7	341
Live Nation Inc. (c)	28	544
Lowe’s Cos. Inc.	203	10,057
Lumber Liquidators Holdings Inc. (c)	5	536
Macy’s Inc.	71	3,795
Madison Square Garden Inc. - Class A (c)	12	663
Marriott International Inc. - Class A	44	2,154
Marriott Vacations Worldwide Corp. (c)	6	309
McDonald’s Corp.	193	18,721
Men’s Wearhouse Inc.	9	434
Meredith Corp.	7	353
MGM Resorts International (c)	64	1,497
Morningstar Inc.	4	311
Netflix Inc. (c)	12	4,244
New York Times Co. - Class A (d)	26	409
News Corp. - Class A (c)	97	1,756
Nordstrom Inc.	27	1,697
Norwegian Cruise Line Holdings Ltd. (c)	14	480
O’Reilly Automotive Inc. (c)	21	2,678
Omnicom Group Inc.	50	3,706
Outerwall Inc. (c) (d)	6	374

	Shares	Value
Panera Bread Co. - Class A (c)	5	946
Papa John’s International Inc.	6	277
Penn National Gaming Inc. (c)	12	177
PetSmart Inc.	20	1,456
Pier 1 Imports Inc.	20	456
Priceline.com Inc. (c)	10	11,597
Regal Entertainment Group - Class A (d)	15	287
Rent-A-Center Inc.	10	329
Ross Stores Inc.	42	3,163
Royal Caribbean Cruises Ltd.	31	1,485
Sally Beauty Holdings Inc. (c)	28	844
Scripps Networks Interactive Inc. - Class A	21	1,811
Sears Holdings Corp. (c) (d)	8	395
Service Corp. International	41	740
Shutterfly Inc. (c) (d)	7	358
Signet Jewelers Ltd.	15	1,218
Sinclair Broadcast Group Inc. - Class A	15	527
Sirius XM Holdings Inc (c)	586	2,044
Six Flags Entertainment Corp.	18	664
Sotheby’s - Class A	14	726
Staples Inc.	127	2,015
Starbucks Corp.	146	11,462
Starwood Hotels & Resorts Worldwide Inc.	37	2,954
Starz - Class A (c)	18	523
Target Corp.	122	7,726
Tiffany & Co.	22	1,998
Time Warner Cable Inc.	55	7,417
Time Warner Inc.	176	12,237
TJX Cos. Inc.	138	8,798
Tractor Supply Co.	27	2,080
TripAdvisor Inc. (c)	21	1,758
Twenty-First Century Fox Inc. - Class A	381	13,391
Ulta Salon Cosmetics & Fragrance Inc. (c)	12	1,188
Urban Outfitters Inc. (c)	22	802
Vail Resorts Inc.	7	514
Viacom Inc. - Class B	78	6,850
Vitamin Shoppe Inc. (c)	6	299
Walt Disney Co.	317	24,205
Weight Watchers International Inc. (d)	5	157
Wendy’s Co. (d)	52	456
Williams-Sonoma Inc.	17	990
Wyndham Worldwide Corp.	25	1,849
Wynn Resorts Ltd.	16	3,057
Yum! Brands Inc.	86	6,507

		387,540

CONSUMER STAPLES - 14.9%
Casey’s General Stores Inc.	7	514
Costco Wholesale Corp.	85	10,091
CVS Caremark Corp.	231	16,520
Harris Teeter Supermarkets Inc.	10	470
Kroger Co.	101	4,003
Rite Aid Corp. (c)	162	820
Safeway Inc.	47	1,540
Sysco Corp.	113	4,085
The Fresh Market Inc. (c)	7	301
United Natural Foods Inc. (c)	10	717
Wal-Mart Stores Inc.	314	24,680
Walgreen Co.	169	9,708
Whole Foods Market Inc.	72	4,165

		77,614

ENERGY - 0.1%
Murphy USA Inc. (c)	8	348

HEALTH CARE - 3.2%
AmerisourceBergen Corp.	45	3,134
Cardinal Health Inc.	66	4,437
Chemed Corp. (d)	4	271

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
McKesson Corp.	44	7,164
Omnicare Inc.	20	1,222
VCA Antech Inc. (c)	17	528

		16,756

INDUSTRIALS - 4.4%
Alaska Air Group Inc. (d)	13	976
American Airlines Group Inc (c) (d)	37	938
Avis Budget Group Inc. (c)	21	858
Beacon Roofing Supply Inc. (c) (d)	9	365
Copart Inc. (c)	22	792
Delta Air Lines Inc.	166	4,546
Dun & Bradstreet Corp.	7	911
Hertz Global Holdings Inc. (c)	87	2,494
IHS Inc. - Class A (c)	12	1,411
JetBlue Airways Corp. (c)	43	365
KAR Auction Services Inc.	27	790
Nielsen Holdings NV	49	2,268
Rollins Inc.	13	384
Southwest Airlines Co.	135	2,551
Spirit Airlines Inc. (c)	14	644
United Continental Holdings Inc. (c)	71	2,670

		22,963

INFORMATION TECHNOLOGY - 2.8%
Acxiom Corp. (c)	14	527
Dolby Laboratories Inc. - Class A (c) (d)	9	360
eBay Inc. (c)	226	12,407
FactSet Research Systems Inc. (d)	8	861
OpenTable Inc. (c) (d)	4	341
ValueClick Inc. (c) (d)	13	308

		14,804

Total Common Stocks (cost $402,134)		520,025

SHORT TERM INVESTMENTS - 2.6%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	3,616	3,616

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	9,992	9,992

Total Short Term Investments (cost $13,608)		13,608

Total Investments - 102.2% (cost $415,742)		533,633
Other Assets and Liabilities, Net - (2.2%)		(11,682)

Total Net Assets - 100.0%		$521,951

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 0.6%
McGraw-Hill Financial. Inc.	37	$2,856

FINANCIALS - 92.7%
ACE Ltd.	45	4,702
Affiliated Managers Group Inc. (c)	7	1,527
AFLAC Inc.	62	4,162
Alexander & Baldwin Inc.	6	246
Alexandria Real Estate Equities Inc.	10	614
Alleghany Corp. (c)	2	896
Allied World Assurance Co. Holdings Ltd.	5	509
Allstate Corp.	61	3,332
Altisource Portfolio Solutions SA (c)	2	351
American Campus Communities Inc.	13	434

	Shares	Value
American Capital Agency Corp.	53	1,021
American Express Co.	123	11,155
American Financial Group Inc.	10	555
American International Group Inc.	197	10,032
American Realty Capital Properties Inc. (d)	25	326
American Tower Corp.	52	4,178
Ameriprise Financial Inc.	26	3,020
Annaly Capital Management Inc.	126	1,252
Aon Plc - Class A	40	3,386
Apartment Investment & Management Co. - Class A	20	508
Arch Capital Group Ltd. (c)	16	932
Argo Group International Holdings Ltd.	4	179
ARMOUR Residential REIT Inc.	50	202
Arthur J Gallagher & Co.	17	804
Aspen Insurance Holdings Ltd.	9	362
Associated Bancorp	22	386
Assurant Inc.	10	658
Assured Guaranty Ltd.	22	513
AvalonBay Communities Inc.	16	1,901
Axis Capital Holdings Ltd.	14	667
BancorpSouth Inc. (d)	12	293
Bank of America Corp.	1,423	22,151
Bank of Hawaii Corp.	6	338
Bank of New York Mellon Corp. (a)	152	5,323
BB&T Corp.	94	3,519
Berkshire Hathaway Inc. - Class B (c)	240	28,462
BioMed Realty Trust Inc.	25	448
BlackRock Inc.	17	5,372
BOK Financial Corp.	3	185
Boston Properties Inc.	20	2,057
Brandywine Realty Trust	21	298
BRE Properties Inc. - Class A	10	563
Brown & Brown Inc.	16	490
Camden Property Trust	11	648
Capital One Financial Corp.	77	5,878
CapitalSource Inc.	26	377
Capitol Federal Financial Inc.	17	207
Cash America International Inc. (d)	4	155
Cathay General Bancorp	10	269
CBL & Associates Properties Inc.	23	415
CBOE Holdings Inc.	12	598
CBRE Group Inc. - Class A (c)	37	970
Charles Schwab Corp.	155	4,033
Chimera Investment Corp.	138	428
Chubb Corp.	34	3,255
Cincinnati Financial Corp.	20	1,031
CIT Group Inc.	27	1,390
Citigroup Inc.	405	21,081
City National Corp.	6	483
CME Group Inc.	42	3,308
CNO Financial Group Inc.	29	507
Cole Real Estate Investment Inc.	55	772
Columbia Property Trust Inc. (d)	17	427
Comerica Inc.	24	1,162
Commerce Bancshares Inc.	11	480
CommonWealth REIT	14	336
Corporate Office Properties Trust	12	277
CubeSmart	17	267
Cullen/Frost Bankers Inc. (d)	7	502
CYS Investments Inc.	24	176
DCT Industrial Trust Inc.	42	297
DDR Corp.	38	580
DiamondRock Hospitality Co.	25	287
Digital Realty Trust Inc. (d)	17	826
Discover Financial Services	64	3,589
Douglas Emmett Inc. (d)	18	416
Duke Realty Corp.	43	645

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
DuPont Fabros Technology Inc. (d)	9	216
E*TRADE Financial Corp. (c)	39	757
East West Bancorp Inc.	18	641
EastGroup Properties Inc.	4	233
Eaton Vance Corp.	16	694
Endurance Specialty Holdings Ltd.	6	332
EPR Properties	7	331
Equity Lifestyle Properties Inc.	11	381
Equity Residential	45	2,329
Erie Indemnity Co. - Class A	3	247
Essex Property Trust Inc.	5	725
Everest Re Group Ltd.	6	996
Extra Space Storage Inc.	14	605
Federal Realty Investment Trust	9	868
Federated Investors Inc. - Class B (d)	13	363
Fidelity National Financial Inc. - Class A	34	1,092
Fifth Third Bancorp	117	2,452
Financial Engines Inc.	7	468
First American Financial Corp.	14	404
First Financial Bankshares Inc. (d)	4	271
First Horizon National Corp.	32	373
First Niagara Financial Group Inc.	46	483
First Republic Bank	16	849
FirstMerit Corp.	22	497
FNB Corp.	20	252
Forest City Enterprises Inc. - Class A (c) (d)	21	410
Franklin Resources Inc.	54	3,113
Franklin Street Properties Corp.	12	144
Fulton Financial Corp.	25	330
Gaming and Leisure Properties Inc. (c) (d)	10	485
General Growth Properties Inc.	73	1,472
Genworth Financial Inc. - Class A (c)	65	1,007
Glacier Bancorp Inc.	10	286
Goldman Sachs Group Inc.	56	9,972
Greenhill & Co. Inc. (d)	4	209
Hancock Holding Co.	10	384
Hanover Insurance Group Inc.	6	348
Hartford Financial Services Group Inc.	60	2,168
Hatteras Financial Corp. (d)	13	216
HCC Insurance Holdings Inc.	13	616
HCP Inc.	61	2,221
Health Care REIT Inc.	39	2,073
Healthcare Realty Trust Inc.	13	281
Highwoods Properties Inc.	12	419
Home Properties Inc.	8	415
Hospitality Properties Trust	20	530
Host Hotels & Resorts Inc.	100	1,939
Howard Hughes Corp. (c)	4	509
Hudson City Bancorp Inc.	62	588
Huntington Bancshares Inc.	109	1,051
IberiaBank Corp.	4	245
ING US Inc.	15	520
IntercontinentalExchange Group Inc	15	3,461
International Bancshares Corp.	7	195
Invesco Ltd.	59	2,163
Invesco Mortgage Capital Inc.	18	268
Janus Capital Group Inc. (d)	21	257
Jones Lang LaSalle Inc.	6	613
JPMorgan Chase & Co.	501	29,318
Kemper Corp.	7	281
KeyCorp	121	1,628
Kilroy Realty Corp.	11	545
Kimco Realty Corp.	55	1,080
LaSalle Hotel Properties	14	421
Legg Mason Inc. (d)	14	625
Lexington Realty Trust (d)	26	269
Liberty Property Trust	19	639
Lincoln National Corp.	35	1,816

	Shares	Value
Loews Corp.	40	1,951
LPL Financial Holdings Inc.	11	515
M&T Bank Corp. (d)	17	2,033
Macerich Co.	19	1,105
Mack-Cali Realty Corp.	11	239
Markel Corp. (c)	2	1,085
Marsh & McLennan Cos. Inc.	73	3,524
MB Financial Inc.	8	252
MBIA Inc. (c)	19	231
Medical Properties Trust Inc.	22	264
Mercury General Corp.	5	235
MetLife Inc.	150	8,070
MFA Financial Inc. (d)	47	332
MGIC Investment Corp. (c)	45	382
Mid-America Apartment Communities Inc.	10	605
Montpelier Re Holdings Ltd.	5	158
Moody’s Corp.	26	2,023
Morgan Stanley	184	5,774
MSCI Inc. - Class A (c)	16	706
NASDAQ OMX Group Inc.	16	619
National Penn Bancshares Inc.	15	169
National Retail Properties Inc. (d)	16	494
New York Community Bancorp Inc. (d)	59	993
Northern Trust Corp.	30	1,858
Ocwen Financial Corp. (c)	15	843
Old National Bancorp	13	195
Old Republic International Corp.	32	560
Omega Healthcare Investors Inc. (d)	16	486
PartnerRe Ltd.	6	668
People’s United Financial Inc.	43	653
Piedmont Office Realty Trust Inc. - Class A (d)	22	357
Platinum Underwriters Holdings Ltd.	4	246
Plum Creek Timber Co. Inc.	23	1,088
PNC Financial Services Group Inc.	71	5,515
Popular Inc. (c)	14	390
Portfolio Recovery Associates Inc. (c)	7	354
Post Properties Inc.	7	332
Potlatch Corp.	5	227
Primerica Inc.	7	303
Principal Financial Group Inc.	36	1,795
PrivateBancorp Inc.	9	249
ProAssurance Corp.	8	388
Progressive Corp.	74	2,005
ProLogis Inc.	67	2,468
Prosperity Bancshares Inc.	8	484
Protective Life Corp.	11	537
Prudential Financial Inc.	62	5,678
Public Storage	19	2,912
Radian Group Inc. (d)	23	331
Raymond James Financial Inc.	16	846
Rayonier Inc.	17	695
Realogy Holdings Corp. (c)	19	961
Realty Income Corp. (d)	28	1,037
Redwood Trust Inc. (d)	11	223
Regency Centers Corp.	12	570
Regions Financial Corp.	184	1,817
Reinsurance Group of America Inc.	9	733
RenaissanceRe Holdings Ltd.	6	582
Retail Properties of America Inc. - Class A	23	298
RLI Corp. (d)	2	208
RLJ Lodging Trust	17	403
Ryman Hospitality Properties Inc. (d)	7	295
SEI Investments Co.	19	670
Selective Insurance Group Inc.	8	211
Senior Housing Properties Trust	24	542
Signature Bank (c)	6	678
Simon Property Group Inc.	41	6,306
SL Green Realty Corp.	13	1,180

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
SLM Corp.	58	1,517
Sovran Self Storage Inc.	4	282
Spirit Realty Capital Inc.	48	469
St. Joe Co. (c) (d)	12	225
StanCorp Financial Group Inc. (d)	6	396
Starwood Property Trust Inc.	25	699
State Street Corp.	58	4,288
Stifel Financial Corp. (c)	8	377
Sunstone Hotel Investors Inc.	24	328
SunTrust Banks Inc.	72	2,633
Susquehanna Bancshares Inc.	24	314
SVB Financial Group (c)	6	620
Synovus Financial Corp.	126	454
T. Rowe Price Group Inc.	35	2,891
Tanger Factory Outlet Centers Inc.	12	390
Taubman Centers Inc.	8	530
TCF Financial Corp.	22	352
TD Ameritrade Holding Corp. (d)	31	947
Texas Capital Bancshares Inc. (c)	5	331
Torchmark Corp.	12	940
Travelers Cos. Inc.	49	4,429
Trustmark Corp.	9	248
Two Harbors Investment Corp.	48	443
U.S. Bancorp	243	9,831
UDR Inc.	33	777
UMB Financial Corp.	5	308
Umpqua Holdings Corp. (d)	14	273
United Bankshares Inc. (d)	6	183
Unum Group	35	1,212
Validus Holdings Ltd.	14	564
Valley National Bancorp (d)	26	264
Ventas Inc.	39	2,257
Vornado Realty Trust	23	2,031
Waddell & Reed Financial Inc. - Class A	11	745
Washington Federal Inc.	14	318
Washington REIT	9	201
Webster Financial Corp.	12	374
Weingarten Realty Investors	14	396
Wells Fargo & Co.	639	29,024
Westamerica Bancorp (d)	4	206
Weyerhaeuser Co.	78	2,464
White Mountains Insurance Group Ltd.	1	433
Willis Group Holdings Plc	23	1,048
Wintrust Financial Corp.	5	251
WP Carey Inc.	7	452
WR Berkley Corp.	14	616
XL Group Plc	38	1,216
Zions Bancorp	25	742

		437,995

INDUSTRIALS - 0.2%
Corrections Corp. of America	15	487
Geo Group Inc.	9	298

		785

INFORMATION TECHNOLOGY - 5.9%
MasterCard Inc. - Class A	14	11,542
Visa Inc. - Class A	68	15,114
Western Union Co.	73	1,264

		27,920

Total Common Stocks (cost $365,932)		469,556

SHORT TERM INVESTMENTS - 3.2%

Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	2,085	2,085

	Shares	Value
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	13,204	13,204

Total Short Term Investments (cost $15,289)		15,289

Total Investments - 102.6% (cost $381,221)		484,845
Other Assets and Liabilities, Net - (2.6%)		(12,216)

Total Net Assets - 100.0%		$472,629

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 99.9%

HEALTH CARE - 99.8%
Abbott Laboratories	712	$27,296
AbbVie Inc.	732	38,677
Acorda Therapeutics Inc. (c)	19	569
Actavis plc (c)	80	13,489
Aegerion Pharmaceuticals Inc. (c)	12	832
Aetna Inc.	170	11,634
Alere Inc. (c)	34	1,231
Alexion Pharmaceuticals Inc. (c)	90	12,040
Align Technology Inc. (c)	31	1,793
Alkermes Plc (c)	64	2,596
Allergan Inc.	137	15,222
Alnylam Pharmaceuticals Inc. (c)	24	1,531
Amgen Inc.	347	39,632
Arena Pharmaceuticals Inc. (c) (d)	90	527
Ariad Pharmaceuticals Inc. (c) (d)	77	524
Baxter International Inc.	250	17,400
Becton Dickinson & Co.	89	9,855
Bio-Rad Laboratories Inc. - Class A (c)	9	1,134
Biogen Idec Inc. (c)	109	30,430
BioMarin Pharmaceutical Inc. (c)	66	4,638
Boston Scientific Corp. (c)	610	7,336
Bristol-Myers Squibb Co.	758	40,286
Brookdale Senior Living Inc. (c)	45	1,212
CareFusion Corp. (c)	96	3,828
Celgene Corp. (c)	190	32,059
Centene Corp. (c)	25	1,455
Cepheid Inc. (c) (d)	31	1,430
Charles River Laboratories International Inc. (c)	22	1,192
CIGNA Corp.	128	11,162
Community Health Systems Inc. (c)	43	1,683
Cooper Cos. Inc.	23	2,829
Covance Inc. (c)	26	2,272
Covidien Plc	212	14,448
CR Bard Inc.	36	4,786
Cubist Pharmaceuticals Inc. (c)	35	2,385
DaVita HealthCare Partners Inc. (c)	82	5,187
Dentsply International Inc.	65	3,134
Edwards Lifesciences Corp. (c)	50	3,274
Eli Lilly & Co.	457	23,294
Endo Pharmaceuticals Holdings Inc. (c) (d)	52	3,504
Express Scripts Holding Co. (c)	371	26,070
Forest Laboratories Inc. (c)	109	6,532
Gilead Sciences Inc. (c)	706	53,033
Haemonetics Corp. (c)	25	1,040
HCA Holdings Inc. (c)	142	6,753
Health Management Associates Inc. - Class A (c)	119	1,558
Health Net Inc. (c)	38	1,128
HealthSouth Corp. (d)	39	1,301
Henry Schein Inc. (c)	39	4,466
Hill-Rom Holdings Inc.	26	1,080

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
HMS Holdings Corp. (c)	40	903
Hologic Inc. (c)	123	2,751
Hospira Inc. (c)	77	3,191
Humana Inc.	71	7,377
Idexx Laboratories Inc. (c) (d)	24	2,574
Illumina Inc. (c) (d)	58	6,445
Impax Laboratories Inc. (c)	31	790
Incyte Corp. (c)	67	3,407
Intuitive Surgical Inc. (c)	18	6,723
Isis Pharmaceuticals Inc. (c) (d)	53	2,126
Jazz Pharmaceuticals Plc (c)	24	3,088
Johnson & Johnson	1,298	118,878
Laboratory Corp. of America Holdings (c)	40	3,644
Life Technologies Corp. (c)	80	6,034
LifePoint Hospitals Inc. (c)	21	1,118
Magellan Health Services Inc. (c)	12	708
Mallinckrodt Plc (c)	26	1,340
Masimo Corp. (c)	23	684
Medivation Inc. (c)	34	2,175
MEDNAX Inc. (c)	45	2,419
Medtronic Inc.	460	26,390
Merck & Co. Inc.	1,345	67,294
Mylan Inc. (c)	175	7,615
Myriad Genetics Inc. (c) (d)	35	742
Nektar Therapeutics (c)	56	632
Owens & Minor Inc. (d)	28	1,011
PAREXEL International Corp. (c)	26	1,178
Patterson Cos. Inc.	38	1,550
PDL BioPharma Inc. (d)	59	495
Perrigo Co. Plc (d)	61	9,385
Pfizer Inc.	2,982	91,332
Pharmacyclics Inc. (c)	30	3,206
Quest Diagnostics Inc. (d)	68	3,621
Questcor Pharmaceuticals Inc. (d)	25	1,360
Regeneron Pharmaceuticals Inc. (c)	36	9,933
ResMed Inc. (d)	66	3,118
Salix Pharmaceuticals Ltd. (c)	28	2,556
Seattle Genetics Inc. (c) (d)	50	2,007
Sirona Dental Systems Inc. (c)	26	1,851
St. Jude Medical Inc.	134	8,315
STERIS Corp.	28	1,322
Stryker Corp.	136	10,190
Team Health Holdings Inc. (c)	31	1,428
Techne Corp.	16	1,471
Teleflex Inc.	19	1,773
Tenet Healthcare Corp. (c)	45	1,905
Theravance Inc. (c) (d)	34	1,212
Thermo Fisher Scientific Inc.	167	18,546
Thoratec Corp. (c)	25	924
United Therapeutics Corp. (c)	21	2,339
UnitedHealth Group Inc.	464	34,904
Universal Health Services Inc. - Class B	41	3,360
Varian Medical Systems Inc. (c)	48	3,752
Vertex Pharmaceuticals Inc. (c)	108	7,991
ViroPharma Inc. (c)	30	1,487
Vivus Inc. (c) (d)	41	372
Waters Corp. (c)	39	3,926
WellCare Health Plans Inc. (c)	20	1,395
WellPoint Inc.	136	12,594
West Pharmaceutical Services Inc.	32	1,546
Zimmer Holdings Inc.	78	7,304
Zoetis Inc. - Class A	229	7,492

		1,047,966

INDUSTRIALS - 0.1%
Healthcare Services Group Inc.	34	953

Total Common Stocks (cost $790,089)		1,048,919

	Shares	Value
SHORT TERM INVESTMENTS - 3.5%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	7,345	7,345

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	29,732	29,732

Total Short Term Investments (cost $37,077)		37,077

Total Investments - 103.4% (cost $827,166)		1,085,996
Other Assets and Liabilities, Net - (3.4%)		(35,294)

Total Net Assets - 100.0%		$1,050,702

JNL/Mellon Capital Oil & Gas Sector Fund

COMMON STOCKS - 99.7%

ENERGY - 99.0%
Anadarko Petroleum Corp.	313	$24,865
Apache Corp.	249	21,380
Atwood Oceanics Inc. (c)	35	1,883
Baker Hughes Inc.	276	15,255
Bristow Group Inc.	23	1,732
Cabot Oil & Gas Corp. - Class A	262	10,169
Cameron International Corp. (c)	148	8,831
CARBO Ceramics Inc. (d)	13	1,461
Cheniere Energy Inc. (c)	137	5,904
Chesapeake Energy Corp.	315	8,547
Chevron Corp.	1,200	149,848
Cimarex Energy Co.	54	5,683
Cobalt International Energy Inc. (c)	184	3,023
Concho Resources Inc. (c)	66	7,098
ConocoPhillips	764	54,009
Continental Resources Inc. (c) (d)	27	3,024
Core Laboratories NV	28	5,391
Denbury Resources Inc. (c)	229	3,755
Devon Energy Corp.	238	14,706
Diamond Offshore Drilling Inc.	44	2,496
Dresser-Rand Group Inc. (c)	48	2,866
Dril-Quip Inc. (c)	25	2,784
Energen Corp.	45	3,203
Energy XXI Bermuda Ltd. (d)	47	1,283
Ensco Plc - Class A	146	8,321
EOG Resources Inc.	170	28,538
EQT Corp.	94	8,429
EXCO Resources Inc. (d)	113	598
Exterran Holdings Inc. (c)	37	1,250
Exxon Mobil Corp.	2,725	275,738
FMC Technologies Inc. (c)	147	7,694
Gulfport Energy Corp. (c)	52	3,308
Halliburton Co.	528	26,812
Helix Energy Solutions Group Inc. (c) (d)	61	1,421
Helmerich & Payne Inc.	67	5,609
Hess Corp.	177	14,711
HollyFrontier Corp.	124	6,150
Kinder Morgan Inc.	419	15,097
Kodiak Oil & Gas Corp. (c)	165	1,849
Marathon Oil Corp.	434	15,327
Marathon Petroleum Corp.	188	17,222
McDermott International Inc. (c)	148	1,355
Murphy Oil Corp.	110	7,129
Nabors Industries Ltd.	163	2,768
National Oilwell Varco Inc.	267	21,207
Newfield Exploration Co. (c)	83	2,051

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
Noble Corp plc	158	5,933
Noble Energy Inc.	224	15,241
Oasis Petroleum Inc. (c)	61	2,842
Occidental Petroleum Corp.	502	47,749
Oceaneering International Inc.	68	5,344
Oil States International Inc. (c)	35	3,517
Patterson-UTI Energy Inc.	90	2,277
Phillips 66	374	28,821
Pioneer Natural Resources Co.	89	16,412
QEP Resources Inc.	113	3,452
Range Resources Corp.	102	8,583
Rosetta Resources Inc. (c)	39	1,858
Rowan Cos. Plc - Class A (c)	77	2,737
SandRidge Energy Inc. (c) (d)	222	1,348
Schlumberger Ltd.	822	74,046
SEACOR Holdings Inc. (c)	11	1,042
SemGroup Corp. - Class A	27	1,763
SM Energy Co.	42	3,460
Southwestern Energy Co. (c)	218	8,591
Spectra Energy Corp.	419	14,925
Superior Energy Services Inc. (c)	99	2,644
Teekay Corp.	24	1,159
Tesoro Corp.	83	4,844
Tidewater Inc.	31	1,816
Transocean Ltd.	211	10,436
Ultra Petroleum Corp. (c) (d)	94	2,031
Unit Corp. (c)	27	1,406
Valero Energy Corp.	336	16,940
Weatherford International Ltd. (c)	479	7,424
Western Refining Inc. (d)	33	1,413
Whiting Petroleum Corp. (c)	74	4,574
Williams Cos. Inc.	426	16,417
World Fuel Services Corp.	46	1,985
WPX Energy Inc. (c)	125	2,550

		1,157,360

INDUSTRIALS - 0.1%
Chart Industries Inc. (c)	19	1,842

INFORMATION TECHNOLOGY - 0.2%
First Solar Inc. (c)	44	2,391

UTILITIES - 0.4%
OGE Energy Corp.	124	4,191

Total Common Stocks (cost $905,365)		1,165,784

RIGHTS - 0.0%
EXCO Resources Inc. (c) (d)	90	15

Total Rights (cost $0)		15

SHORT TERM INVESTMENTS - 1.2%

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	4,023	4,023

Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	10,367	10,367

Total Short Term Investments (cost $14,390)		14,390

Total Investments - 100.9% (cost $919,755)		1,180,189
Other Assets and Liabilities, Net - (0.9%)		(10,791)

Total Net Assets - 100.0%		$1,169,398

	Shares	Value
JNL/Mellon Capital Technology Sector Fund

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 0.3%
Garmin Ltd. (d)	25	$1,160
Pandora Media Inc. (c)	33	881

		2,041

HEALTH CARE - 0.9%
Allscripts-Misys Healthcare Solutions Inc. (c)	32	497
athenahealth Inc. (c) (d)	8	1,032
Cerner Corp. (c)	61	3,419
Medidata Solutions Inc. (c) (d)	10	618

		5,566

INDUSTRIALS - 0.2%
Pitney Bowes Inc.	41	962

INFORMATION TECHNOLOGY - 98.6%
3D Systems Corp. (c) (d)	20	1,828
ACI Worldwide Inc. (c)	8	521
Adobe Systems Inc. (c)	96	5,778
ADTRAN Inc.	12	329
Advanced Micro Devices Inc. (c) (d)	125	485
Akamai Technologies Inc. (c)	37	1,737
Altera Corp.	66	2,147
Amdocs Ltd.	33	1,369
Analog Devices Inc.	65	3,292
Ansys Inc. (c)	19	1,663
AOL Inc. (c)	16	757
Apple Inc.	186	104,616
Applied Materials Inc.	250	4,424
Arris Group Inc. (c)	23	569
Aruba Networks Inc. (c)	23	415
Aspen Technology Inc. (c)	19	803
Atmel Corp. (c)	86	672
Autodesk Inc. (c)	46	2,335
Avago Technologies Ltd.	51	2,722
Broadcom Corp. - Class A	112	3,322
Brocade Communications Systems Inc. (c)	91	810
CA Inc.	68	2,275
CACI International Inc. - Class A (c)	5	365
Cadence Design Systems Inc. (c)	60	846
Cavium Inc. (c)	11	366
Ciena Corp. (c) (d)	21	509
Cirrus Logic Inc. (c) (d)	14	281
Cisco Systems Inc.	1,108	24,881
Citrix Systems Inc. (c)	38	2,425
Cognizant Technology Solutions Corp. - Class A (c)	63	6,339
CommVault Systems Inc. (c)	9	699
Computer Sciences Corp.	31	1,714
Compuware Corp.	44	489
Concur Technologies Inc. (c) (d)	10	993
Corning Inc.	300	5,353
Cree Inc. (c)	25	1,575
Cypress Semiconductor Corp. (d)	30	310
Diebold Inc. (d)	13	431
DST Systems Inc.	6	552
Electronics for Imaging Inc. (c)	10	382
EMC Corp.	427	10,733
Equinix Inc. (c)	10	1,817
F5 Networks Inc. (c)	16	1,460
Facebook Inc. - Class A (c)	341	18,637
Fair Isaac Corp.	7	435
Fairchild Semiconductor International Inc. (c) (d)	27	356
Finisar Corp. (c)	20	473

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2013

	Shares	Value
Fortinet Inc. (c)	28	539
Gartner Inc. - Class A (c)	19	1,359
Google Inc. - Class A (c)	58	65,177
Guidewire Software Inc. (c)	14	663
Harris Corp.	22	1,530
Hewlett-Packard Co.	399	11,151
Hittite Microwave Corp. (c)	7	413
IAC/InterActiveCorp.	16	1,072
Informatica Corp. (c)	23	943
Ingram Micro Inc. - Class A (c)	31	735
Integrated Device Technology Inc. (c)	29	299
Intel Corp.	1,030	26,749
InterDigital Inc. (d)	8	236
International Business Machines Corp.	212	39,679
International Rectifier Corp. (c)	15	384
Intuit Inc.	59	4,514
j2 Global Inc. (d)	9	459
JDS Uniphase Corp. (c)	49	635
Juniper Networks Inc. (c)	104	2,344
KLA-Tencor Corp.	34	2,210
Lam Research Corp. (c)	34	1,842
Leidos Holdings Inc.	15	711
Lexmark International Inc. - Class A	13	461
Linear Technology Corp.	49	2,220
LSI Corp.	111	1,229
Marvell Technology Group Ltd.	85	1,228
Maxim Integrated Products Inc.	59	1,635
Mentor Graphics Corp.	21	496
Microchip Technology Inc. (d)	41	1,826
Micron Technology Inc. (c)	218	4,752
MICROS Systems Inc. (c) (d)	16	899
Microsemi Corp. (c)	19	473
Microsoft Corp.	1,574	58,926
Motorola Solutions Inc.	47	3,200
NCR Corp. (c)	34	1,163
NetApp Inc.	71	2,915
NetSuite Inc. (c)	6	653
Nuance Communications Inc. (c)	53	801
Nvidia Corp.	121	1,930
ON Semiconductor Corp. (c)	92	760
Oracle Corp.	727	27,829
Palo Alto Networks Inc. (c)	9	532
Plantronics Inc. (d)	9	415
PMC - Sierra Inc. (c)	40	259
Polycom Inc. (c)	28	314
Progress Software Corp. (c)	11	289
PTC Inc. (c)	25	876
QLIK Technologies Inc. (c)	18	492
QUALCOMM Inc.	350	26,001
Rackspace Hosting Inc. (c)	24	922
Red Hat Inc. (c)	39	2,210
RF Micro Devices Inc. (c)	61	312
Riverbed Technology Inc. (c) (d)	33	600
Rovi Corp. (c)	22	427
Salesforce.com Inc. (c)	115	6,354
SanDisk Corp.	47	3,311
Science Applications International Corp.	9	297
Seagate Technology	68	3,805
Semtech Corp. (c)	14	350
ServiceNow Inc. (c)	21	1,185
Silicon Laboratories Inc. (c)	8	363
Skyworks Solutions Inc. (c)	39	1,121
SolarWinds Inc. (c)	14	513
Solera Holdings Inc.	14	995
Splunk Inc. (c)	17	1,153
SS&C Technologies Holdings Inc. (c)	13	574
SunEdison Inc. (c)	52	673
Symantec Corp.	145	3,411

	Shares	Value
Synaptics Inc. (c) (d)	7	345
Synopsys Inc. (c)	32	1,287
Tech Data Corp. (c)	8	399
Teradata Corp. (c)	34	1,531
Teradyne Inc. (c) (d)	40	709
Texas Instruments Inc.	227	9,968
TIBCO Software Inc. (c)	32	711
Twitter Inc (c) (d)	15	933
Tyler Technologies Inc. (c)	6	582
Ultimate Software Group Inc. (c) (d)	6	895
Vantiv Inc. - Class A (c)	25	827
VeriFone Systems Inc. (c)	22	592
VeriSign Inc. (c)	27	1,606
ViaSat Inc. (c) (d)	9	554
VMware Inc. - Class A (c) (d)	18	1,610
Western Digital Corp.	44	3,669
Workday Inc. - Class A (c)	6	534
Xerox Corp.	241	2,928
Xilinx Inc.	56	2,563
Yahoo! Inc. (c)	196	7,915

		600,242

Total Common Stocks (cost $463,274)		608,811

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 1.5%
JNL Money Market Fund, 0.01% (a) (b)	9,038	9,038

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	12,782	12,782

Total Short Term Investments (cost $21,820)		21,820

Total Investments - 103.6% (cost $485,094)		630,631
Other Assets and Liabilities, Net - (3.6%)		(21,793)

Total Net Assets - 100.0%		$608,838

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2013.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2013. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

Abbreviations:

ADR - American Depositary Receipt EAFE - Europe Asia Far East ETF - Exchange-Traded Fund MSCI - Morgan Stanley Capital International	NYRS - New York Registry Shares REIT - Real Estate Investment Trust SPDR - Standard & Poor’s Depository Receipt

See accompanying Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers

JNL Variable Fund LLC:

We have audited the financial statements of JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital JNL Optimized 5 Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund (the “Funds”) as of and for the year ended December 31, 2013, and have issued our unqualified report thereon dated February 28, 2014 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Our audits included an audit of the Funds’ schedules of investments in securities (the “Schedules”) as of December 31, 2013 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Chicago, Illinois

February 28, 2014

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 6, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	March 6, 2014

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.